UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	CORPORATE BONDS – 46.7%

	Automobiles – 0.3%

$750	General Motors Corporation	4.000%	4/01/25	BBB–	$711,155

	Banks – 5.7%

1,275	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A1	1,315,699

655	Bancolombia SA	5.950%	6/03/21	BBB+	685,294

490	Bank of America Corporation	5.750%	12/01/17	A	529,663

2,235	Bank of America Corporation, (3)	4.000%	4/01/24	A	2,300,501

1,005	Citigroup Inc., (3)	4.500%	1/14/22	A	1,086,994

807	Fifth Third Bancorp.	3.500%	3/15/22	A	822,524

1,110	General Electric Capital Corporation	6.875%	1/10/39	AA+	1,554,129

1,155	JPMorgan Chase & Company	3.200%	1/25/23	A+	1,146,528

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,211,809

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,254,370
10,972	Total Banks				11,907,511

	Beverages – 0.8%

580	Anheuser Busch InBev Finance Inc., (3)	3.700%	2/01/24	A	587,994

1,070	Anheuser Busch InBev	2.500%	7/15/22	A	1,023,866
1,650	Total Beverages				1,611,860

	Biotechnology – 0.7%

630	Biogen Inc.	3.625%	9/15/22	A–	634,964

940	Celgene Corporation, Convertible Notes	3.625%	5/15/24	BBB+	935,921
1,570	Total Biotechnology				1,570,885

	Capital Markets – 3.9%

665	Charles Schwab Corporation	3.000%	3/10/25	A	654,786

520	Deutsche Bank AG London	2.500%	2/13/19	A	522,166

2,280	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	2,616,731

1,090	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,300,281

470	Morgan Stanley	6.625%	4/01/18	A	523,361

335	Morgan Stanley	4.000%	7/23/25	A	342,368

1,145	Morgan Stanley	3.950%	4/23/27	A–	1,102,724

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,116,152
7,610	Total Capital Markets				8,178,569

	Communications Equipment – 1.1%

2,460	Qualcomm, Inc., (3)	3.450%	5/20/25	A+	2,322,919

Nuveen Investments	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.4%

$905	Packaging Corporation of America, (3)	3.650%	9/15/24	BBB	$897,416

	Diversified Financial Services – 0.9%

995	Rabobank Nederland	3.875%	2/08/22	Aa2	1,047,931

825	Voya Financial Inc.	5.500%	7/15/22	BBB	939,656
1,820	Total Diversified Financial Services				1,987,587

	Diversified Telecommunication Services – 2.4%

1,250	AT&T, Inc., (3)	5.550%	8/15/41	A–	1,268,448

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,028,872

1,515	Verizon Communications	5.150%	9/15/23	A–	1,673,605
4,785	Total Diversified Telecommunication Services				4,970,925

	Electric Utilities – 0.4%

905	Exelon Generation Co. LLC	4.250%	6/15/22	BBB	926,189

	Energy Equipment & Services – 1.7%

1,000	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	BBB+	724,479

1,110	Ensco PLC, (3)	4.700%	3/15/21	BBB+	934,729

750	Nabors Industries Inc.	4.625%	9/15/21	BBB	680,788

1,350	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,311,525
4,210	Total Energy Equipment & Services				3,651,521

	Food & Staples Retailing – 1.2%

930	CVS Health Corporation	3.875%	7/20/25	BBB+	958,651

730	Sysco Corporation	3.750%	10/01/25	A2	737,680

850	Walgreen Company	3.100%	9/15/22	BBB	837,113
2,510	Total Food & Staples Retailing				2,533,444

	Food Products – 0.5%

1,130	Mondelez International Inc.	2.250%	2/01/19	Baa1	1,137,077

	Health Care Equipment & Supplies – 1.0%

680	Becton Dickinson & Company	3.734%	12/15/24	BBB+	692,253

1,355	Ochsner Clinic Foundation	5.897%	5/15/45	Baa1	1,411,291
2,035	Total Health Care Equipment & Supplies				2,103,544

	Health Care Providers & Services – 2.9%

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,561,382

970	NYU Hospitals Center	4.784%	7/01/44	A–	985,735

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,226,264

1,315	Wellpoint Inc.	3.125%	5/15/22	A	1,301,591

1,065	Zoetis Incorporated	3.250%	2/01/23	Baa2	1,022,838
6,280	Total Health Care Providers & Services				6,097,810

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Products – 0.5%

$945	Macys Retail Holdings Inc.	4.375%	9/01/23	BBB+	$976,268

	Insurance – 2.9%

1,000	AFLAC Insurance	6.450%	8/15/40	A–	1,232,160

620	American International Group, Inc., (3)	3.750%	7/10/25	A–	629,630

570	Hartford Financial Services Group Inc.	5.125%	4/15/22	BBB+	632,108

1,370	Lincoln National Corporation	4.200%	3/15/22	A–	1,423,146

1,220	MetLife Inc.	3.000%	3/01/25	A–	1,182,054

940	Prudential Financial Inc.	3.500%	5/15/24	A	945,087
5,720	Total Insurance				6,044,185

	Internet & Catalog Retail – 0.5%

980	Amazon.com Incorporated, (3)	3.800%	12/05/24	AA–	1,003,152

	Leisure Products – 0.7%

1,525	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,486,755

	Machinery – 0.4%

830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	814,970

	Media – 4.7%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	619,990

350	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	417,667

785	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	857,585

835	CBS Corporation	7.875%	7/30/30	BBB	1,084,580

835	CCO Safari II LLC, 144A, (3)	4.908%	7/23/25	BBB–	830,995

1,090	Cox Communications Inc., 144A, (3)	3.850%	2/01/25	BBB+	1,032,517

1,640	DIRECTV Holdings LLC	3.800%	3/15/22	A–	1,650,686

1,460	Discovery Communications Inc.	5.050%	6/01/20	BBB	1,588,162

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,823,495
9,060	Total Media				9,905,677

	Metals & Mining – 2.1%

715	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	553,053

1,230	Freeport McMoRan, Inc., (3)	3.550%	3/01/22	BBB	922,500

945	Newmont Mining Corporation, (3)	3.500%	3/15/22	BBB	848,181

840	Nucor Corporation	4.000%	8/01/23	A–	855,984

1,240	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	1,174,016
4,970	Total Metals & Mining				4,353,734

	Oil, Gas & Consumable Fuels – 4.1%

1,100	Apache Corporation, (3)	4.250%	1/15/44	BBB+	935,276

660	Cenovus Energy Inc.	4.450%	9/15/42	BBB	522,942

1,110	EOG Resources Inc.	4.100%	2/01/21	A–	1,187,702

Nuveen Investments	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$960	Marathon Petroleum Corporation	6.500%	3/01/41	BBB	$1,019,237

1,120	Rowan Companies Inc.	4.875%	6/01/22	BBB–	834,707

860	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	777,957

1,280	Spectra Energy Partners LP	4.750%	3/15/24	BBB	1,323,086

1,135	SunCor Energy Inc.	5.950%	12/01/34	A–	1,264,350

775	Valero Energy Corporation, (3)	3.650%	3/15/25	BBB	744,326
9,000	Total Oil, Gas & Consumable Fuels				8,609,583

	Pharmaceuticals – 0.9%

995	Merck & Company Inc., (3)	2.750%	2/10/25	AA	968,473

975	Perrigo Company Limited, (3)	4.000%	11/15/23	BBB	969,146
1,970	Total Pharmaceuticals				1,937,619

	Real Estate Investment Trust – 2.2%

795	American Tower Company	5.000%	2/15/24	BBB	835,267

1,385	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	1,338,875

1,170	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,192,432

1,255	WP Carey Inc.	4.600%	4/01/24	Baa2	1,279,815
4,605	Total Real Estate Investment Trust				4,646,389

	Road & Rail – 0.4%

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A3	896,258

	Semiconductors & Semiconductor Equipment – 0.5%

1,040	Applied Materials Inc.	4.300%	6/15/21	A–	1,115,674

	Software – 0.5%

965	Computer Sciences Corporation	4.450%	9/15/22	BBB+	995,292

	Specialty Retail – 0.8%

795	Home Depot, Inc.	2.625%	6/01/22	A	794,656

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	954,610
1,795	Total Specialty Retail				1,749,266

	Technology Hardware, Storage & Peripherals – 0.5%

905	Hewlett Packard Company	4.650%	12/09/21	A–	959,725

	Tobacco – 0.6%

1,215	Reynolds American Inc.	3.250%	11/01/22	BBB–	1,208,804

	Transportation Infrastructure – 0.5%

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	1,014,361
$97,012	Total Corporate Bonds (cost $99,310,152)				98,326,124

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3%

		Banks – 0.3%

$700		Wachovia Capital Trust III	5.570%	N/A (4)	BBB	$686,035
$700		Total $1,000 Par (or similar) Institutional Preferred (cost $618,792)				686,035

Principal Amount (000)		Description (1)		Optional Call Provisions (9)	Ratings (2)	Value

		MUNICIPAL BONDS – 0.8%

		North Carolina – 0.8%

$1,520		North Carolina Eastern Municipal Power Agency, Revenue Bonds, Federally Taxable Series 2015, 3.808%, 7/01/23		No Opt. Call	A	$1,577,654
$1,520		Total Municipal Bonds (cost $1,520,000)				1,577,654

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.1%

$60		Federal Home Loan Mortgage Corporation, Notes	1.750%	5/30/19	Aaa	$61,219

2,825		Federal National Mortgage Association	1.500%	6/22/20	Aaa	2,824,996

2,055		Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,309,097

250		U.S. Treasury Bonds	2.750%	11/15/42	Aaa	243,399

1,470		U.S. Treasury Bonds, (3)	3.625%	2/15/44	Aaa	1,690,462

1,270		U.S. Treasury Bonds	2.500%	2/15/45	Aaa	1,169,161

2,830		U.S. Treasury Bonds	2.625%	8/15/20	Aaa	2,994,972

3,320		U.S. Treasury Bonds	2.500%	5/15/24	Aaa	3,458,248

830		U.S. Treasury Bonds	2.375%	8/15/24	Aaa	854,857

800		U.S. Treasury Notes	0.375%	2/15/16	Aaa	800,823

1,775		U.S. Treasury Notes	0.875%	1/31/18	Aaa	1,779,714

1,015		U.S. Treasury Notes	2.000%	2/15/25	Aaa	1,011,035

1,985		U.S. Treasury Notes	2.125%	5/15/25	Aaa	1,996,942
$20,485		Total U.S. Government and Agency Obligations (cost $20,718,063)				21,194,925

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 40.5%

$1,316		321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,401,939

901		American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	938,814

1,000		American Homes 4 Rent, Series 2015-SFR2	5.036%	10/17/45	Baa2	1,011,429

—	(5)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	—

260		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	253,681

165		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	126,477

Nuveen Investments	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,000		Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	$2,057,588

1,870		Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	1,847,352

625		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26, (WI/DD)	4.645%	10/10/48	A–	599,023

—	(5)	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	283

423		Fannie Mae Mortgage Pool 725111	2.377%	9/01/33	Aaa	452,244

968		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	1,071,673

355		Fannie Mae Mortgage Pool 848390	2.034%	12/01/35	Aaa	372,625

1,564		Fannie Mae Mortgage Pool 879906	2.545%	10/01/33	Aaa	1,661,615

660		Fannie Mae Mortgage Pool 886034	2.812%	7/01/36	Aaa	704,505

1,878		Fannie Mae Mortgage Pool 890310	4.500%	12/01/40	Aaa	2,041,681

1,477		Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	1,630,591

538		Fannie Mae Mortgage Pool 995949	2.501%	9/01/36	Aaa	571,710

2,819		Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	3,013,171

3,275		Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,330,739

2,058		Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	2,235,780

1,420		Fannie Mae Mortgage Pool AE0058	2.437%	7/01/36	Aaa	1,507,618

2,563		Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	2,785,746

2,103		Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	2,198,699

1,033		Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,104,106

2,844		Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	3,039,341

2,199		Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	2,350,569

1,398		Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,519,674

2,435		Fannie Mae Mortgage Pool AL0215	4.500%	4/01/41	Aaa	2,647,884

1,788		Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	1,839,794

1,620		Fannie Mae Mortgage Pool AU2412	3.000%	12/01/44	Aaa	1,643,104

3,060		Fannie Mae Mortgage Pool AU3353	3.000%	8/01/43	Aaa	3,109,966

2,309		Fannie Mae Mortgage Pool AY3376	3.500%	4/01/45	Aaa	2,411,270

1,959		Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	2,095,580

3		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	3,181

4,115		Fannie Mae TBA, (WI/DD)	3.500%	TBA	Aaa	4,292,588

1,376		Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.394%	7/25/24	Aaa	1,372,734

4		Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	5,005

9		Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	9,150

545		Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	559,987

308		Freddie Mac Gold Pool 786281	2.542%	1/01/28	Aaa	327,789

261		Freddie Mac Gold Pool 847161	2.420%	5/01/31	Aaa	272,929

277		Freddie Mac Gold Pool 847190	2.427%	4/01/29	Aaa	288,792

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,023	Freddie Mac Gold Pool 847209	2.348%	10/01/30	Aaa	$1,063,430

714	Freddie Mac Gold Pool 847210	2.359%	9/01/33	Aaa	765,455

1,259	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	1,394,297

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	A–	904,349

1,494	Ginnie Mae Mortgage Pool MA2521	3.500%	1/20/45	Aaa	1,567,608

3,565	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	3,747,117

1,697	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	1,679,229

1,121	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	1,177,910

2,525	Santander Drive Auto Receivables Trust, Series 2014-3	0.810%	7/16/18	AAA	2,522,354

104	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	104,514

139	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.513%	8/25/34	N/R	137,898

1,205	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.644%	11/27/23	A2	1,206,310

2,928	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	3,093,621

1,466	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	1,476,249

2,000	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/17/48	Aaa	2,076,282

2	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	2,132

1,690	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/01/20	Aaa	1,752,061
$81,593	Total Asset-Backed and Mortgage-Backed Securities (cost $82,951,194)				85,379,242

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.7%

	Mexico – 0.7%

$1,400	United Mexican States	5.625%	1/15/17	A3	$1,484,000
$1,400	Total Sovereign Debt (cost $1,387,694)				1,484,000
	Total Long-Term Investments (cost $206,505,895)				208,647,980

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.3%

	Money Market Funds – 8.3%

17,414,696	Mount Vernon Securities Lending Trust Prime Portfolio, (7)	0.237% (6)			$17,414,696
	Total Investments Purchased with Collateral from Securities Lending (cost $17,414,696)				17,414,696
	Total Investments (cost $223,920,591) – 107.4%				226,062,676
	Other Assets Less Liabilities (7.4)% (8)				(15,502,551)
	Net Assets – 100%				$210,560,125

Nuveen Investments	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Investments in Derivatives as of September 30, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan*	$5,000,000	Receive	3-Month USD-LIBOR-ICE	2.739%	Semi-Annually	11/21/23	$(395,291)	$22,278	$(395,649)
JPMorgan*	6,000,000	Receive	3-Month USD-LIBOR-ICE	2.354	Semi-Annually	5/21/25	(248,199)	31,127	(248,199)
	$11,000,000						$(643,490)	$53,405	$(643,848)
*	Citigroup is the clearing broker for this transactions.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	27	12/15	$3,253,922	$(772)	$(803)
U.S. Treasury 10-Year Note	Short	(193)	12/15	(24,845,735)	9,612	(233,833)
U.S. Treasury Long Bond	Short	(8)	12/15	(1,258,750)	4,500	(32,889)
U.S. Treasury Ultra Bond	Long	48	12/15	7,699,500	(33,000)	7,950
				$(15,151,063)	$(19,660)	$(259,575)
*	Total aggregate Notional Amount at Value of long and short positions is $10,953,422 and $(26,104,485), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$98,326,124	$—	$98,326,124
$1,000 Par (or similar) Institutional Preferred	—	686,035	—	686,035
Municipal Bonds	—	1,577,654	—	1,577,654
U.S. Government and Agency Obligations	—	21,194,925	—	21,194,925
Asset-Backed and Mortgage-Backed Securities	—	85,379,242	—	85,379,242
Sovereign Debt	—	1,484,000	—	1,484,000
Investments Purchased with Collateral from Securities Lending	17,414,696	—	—	17,414,696

Investments in Derivatives:
Interest Rate Swaps*	—	(643,848)	—	(643,848)
Futures Contracts*	(259,575)	—	—	(259,575)
Total	$17,155,121	$208,004,132	$—	$225,159,253
*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $223,920,591.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$5,221,538
Depreciation	(3,079,453)
Net unrealized appreciation (depreciation) of investments	$2,142,085

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,812,489.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(9)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate Intercontinental Exchange.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.

Nuveen Investments	9

Nuveen Core Plus Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.4%

	Banks – 1.0%

56,346	PNC Financial Services, (3)	6.125%		Baa2	$1,544,444

70,750	Regions Financial Corporation	6.375%		BB	1,799,880

55,000	Wells Fargo & Company	6.625%		BBB	1,504,250
	Total Banks				4,848,574

	Consumer Finance – 0.4%

68,000	Discover Financial Services, (3)	6.500%		BB–	1,755,080

	Insurance – 0.0%

7,981	Endurance Specialty Holdings Limited	7.500%		BBB–	205,750
	Total $25 Par (or similar) Retail Preferred (cost $6,630,675)				6,809,404

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 62.9%

	Aerospace & Defense – 0.9%

$2,780	Exelis, Inc.	5.550%	10/01/21	BBB–	$3,087,774

1,460	Martin Marietta Materials	4.250%	7/02/24	BBB	1,466,050
	Total Aerospace & Defense				4,553,824

	Air Freight & Logistics – 0.1%

800	XPO Logistics, Inc., 144A, (3)	6.500%	6/15/22	B	676,500

	Airlines – 0.4%

1,639	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,827,187

	Automobiles – 0.3%

1,500	General Motors Corporation	4.000%	4/01/25	BBB–	1,422,311

	Banks – 10.2%

2,900	Bancolombia SA	5.950%	6/03/21	BBB+	3,034,125

2,955	Bank of America Corporation, (3)	4.000%	4/01/24	A	3,041,602

4,240	Bank of America Corporation	4.250%	10/22/26	A–	4,191,728

1,795	Bank of America Corporation	6.250%	3/05/65	BB+	1,754,613

2,965	Barclays Bank PLC	3.650%	3/16/25	A	2,830,822

1,845	CIT Group Inc.	5.000%	8/01/23	BB+	1,833,469

1,500	Citigroup Inc.	4.500%	1/14/22	A	1,622,379

1,235	Citigroup Inc.	3.875%	10/25/23	A	1,273,491

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,017,109

2,000	Citigroup Inc.	4.300%	11/20/26	A–	1,980,584

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	4,081,338

10	Nuveen Investments

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)
$1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	$2,312,275
1,345	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,451,213
2,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	2,645,452
1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,641,805
2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,734,527
3,455	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	3,597,519
1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,289,452
1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,455,357
2,520	Societe Generale, 144A	5.000%	1/17/24	A–	2,547,266
1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A+	1,412,295
1,490	Standard Chartered PLC, 144A, (3)	6.500%	12/29/49	BBB	1,386,064
1,200	State Bank of India London, 144A	4.875%	4/17/24	BBB–	1,269,982
	Total Banks				50,404,467

	Biotechnology – 0.8%
2,405	Baxalta Inc., 144A, (3)	4.000%	6/23/25	BBB+	2,408,728
1,370	Celgene Corporation	3.250%	8/15/22	BBB+	1,372,159
	Total Biotechnology				3,780,887

	Building Products – 0.9%
1,695	Masco Corporation	5.950%	3/15/22	BBB	1,849,669
934	Odebrecht Offshore Drilling Finance Limited, 144A	6.625%	10/01/22	B+	234,484
2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,147,833
	Total Building Products				4,231,986

	Capital Markets – 2.5%
3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,443,067
3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	4,395,903
4,105	Morgan Stanley	5.500%	7/28/21	A	4,639,139
	Total Capital Markets				12,478,109

	Chemicals – 2.4%
2,000	Agrium Inc.	3.375%	3/15/25	BBB	1,893,480
2,375	Braskem Finance Limited, 144A, (3)	5.750%	4/15/21	BBB–	1,947,500
3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,191,406
1,400	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,428,056
1,510	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	1,298,600
1,000	PolyOne Corporation	5.250%	3/15/23	BB–	945,500
	Total Chemicals				11,704,542

	Commercial Services & Supplies – 0.4%
1,000	ADT Corporation, (3)	6.250%	10/15/21	BBB–	1,031,250
990	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB–	1,026,917
	Total Commercial Services & Supplies				2,058,167

Nuveen Investments	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment – 0.5%

$2,430	Qualcomm, Inc., (3)	3.450%	5/20/25	A+	$2,294,591

	Construction & Engineering – 0.2%

1,050	AECOM Technology Corporation, 144A	5.750%	10/15/22	BB–	1,055,912

	Construction Materials – 0.4%

1,800	Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,782,000

	Consumer Finance – 1.6%

2,348	Capital One Bank	3.375%	2/15/23	Baa1	2,283,813

1,500	Discover Bank	4.250%	3/13/26	BBB+	1,518,755

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,909,604

2,000	Ford Motor Credit Company, (3)	4.250%	9/20/22	BBB–	2,062,078
	Total Consumer Finance				7,774,250

	Containers & Packaging – 0.9%

2,470	Packaging Corporation of America	3.650%	9/15/24	BBB	2,449,301

1,945	Rock-Tenn Company	4.900%	3/01/22	BBB	2,110,514
	Total Containers & Packaging				4,559,815

	Diversified Financial Services – 1.5%

2,600	BNP Paribas, (3)	4.250%	10/15/24	A	2,585,398

1,500	Fly Leasing Limited	6.750%	12/15/20	BB	1,537,500

3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	3,212,251
	Total Diversified Financial Services				7,335,149

	Diversified Telecommunication Services – 2.6%

1,315	AT&T, Inc., (3)	5.550%	8/15/41	A–	1,334,407

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,375,419

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,621,463

1,000	Verizon Communications	5.150%	9/15/23	A–	1,104,690

1,000	Verizon Communications, (3)	3.500%	11/01/24	A–	983,210

2,010	Verizon Communications	6.900%	4/15/38	A–	2,438,405

700	Verizon Communications	6.550%	9/15/43	A–	827,011
	Total Diversified Telecommunication Services				12,684,605

	Electric Utilities – 1.2%

2,500	Exelon Generation Co. LLC	4.250%	6/15/22	BBB	2,558,533

2,090	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,135,025

1,065	PPL Capital Funding Inc.	3.500%	12/01/22	BBB+	1,077,364
	Total Electric Utilities				5,770,922

	Electronic Equipment, Instruments & Components – 0.2%

1,025	Anixter Inc.	5.125%	10/01/21	BB+	1,017,313

12	Nuveen Investments

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 2.2%

$2,180	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	BBB+	$1,579,364

3,870	Ensco PLC, (3)	4.700%	3/15/21	BBB+	3,258,919

2,000	Nabors Industries Inc., (3)	4.625%	9/15/21	BBB	1,815,434

1,260	Noble Holding International Limited, GDR, (3)	5.950%	4/01/25	BBB	986,125

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,943,000

1,880	Weatherford International PLC	7.000%	3/15/38	BBB–	1,500,076
	Total Energy Equipment & Services				11,082,918

	Food & Staples Retailing – 0.5%

1,000	Supervalu Inc., (3)	6.750%	6/01/21	B	970,000

1,455	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	1,447,220
	Total Food & Staples Retailing				2,417,220

	Food Products – 0.5%

1,600	Kraft Foods Group Inc.	5.000%	6/04/42	BBB–	1,641,080

750	Pilgrim’s Pride Corporation, 144A, (3)	5.750%	3/15/25	BB+	736,875
	Total Food Products				2,377,955

	Health Care Providers & Services – 0.5%

2,205	UnitedHealth Group Incorporated	4.750%	7/15/45	A+	2,327,629

	Hotels, Restaurants & Leisure – 0.2%

1,000	Wynn Macau Limited, 144A, (3)	5.250%	10/15/21	Ba2	868,125

	Household Durables – 0.6%

1,500	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	1,481,250

1,375	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	1,367,406
	Total Household Durables				2,848,656

	Industrial Conglomerates – 0.4%

2,000	Tyco International Group	3.900%	2/14/26	A3	2,025,152

	Insurance – 1.4%

1,475	AFLAC Insurance	6.450%	8/15/40	A–	1,817,436

1,650	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	1,237,500

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,902,893

2,000	Lincoln National Corporation	4.200%	3/15/22	A–	2,077,586
	Total Insurance				7,035,415

	Leisure Products – 0.6%

2,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	2,876,017

	Machinery – 1.1%

1,000	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	1,062,500

1,120	Cummins Engine Inc., (3)	4.875%	10/01/43	A+	1,198,599

Nuveen Investments	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery (continued)

$1,850	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	$1,816,500

1,480	Pentair Finance SA	4.650%	9/15/25	BBB	1,496,028
	Total Machinery				5,573,627

	Media – 5.1%

3,590	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	4,284,065

1,470	CBS Corporation	3.500%	1/15/25	BBB	1,415,719

1,500	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB–	1,382,850

2,000	CCO Safari II LLC, 144A, (3)	4.908%	7/23/25	BBB–	1,990,406

2,000	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	1,894,526

4,270	DIRECTV Holdings LLC	3.800%	3/15/22	A–	4,297,823

1,895	NBC Universal Media LLC	6.400%	4/30/40	A–	2,366,796

1,925	NBC Universal Media LLC	4.450%	1/15/43	A–	1,917,027

1,250	Numericable Group SA, 144A	6.000%	5/15/22	B+	1,204,688

1,635	SES SA, 144A	3.600%	4/04/23	BBB	1,649,821

1,300	Sinclair Television Group	6.375%	11/01/21	B+	1,306,500

1,250	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,234,375
	Total Media				24,944,596

	Metals & Mining – 5.0%

2,500	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	2,562,500

1,625	Allegheny Technologies Inc.	6.625%	8/15/23	Ba2	1,397,500

3,620	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,800,070

1,570	ArcelorMittal	7.000%	2/25/22	Ba1	1,428,700

1,000	First Quantum Minerals Limited, 144A, (3)	6.750%	2/15/20	BB–	670,000

1,535	Freeport McMoRan, Inc., (3)	3.550%	3/01/22	BBB	1,151,250

3,700	Newmont Mining Corporation, (3)	3.500%	3/15/22	BBB	3,320,920

2,000	Nucor Corporation	4.000%	8/01/23	A–	2,038,058

2,770	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,622,600

1,350	Teck Resources Limited, (3)	3.750%	2/01/23	Ba1	823,500

1,050	Vale Overseas Limited, (3)	4.375%	1/11/22	BBB+	926,037

1,890	Vale Overseas Limited	6.875%	11/10/39	BBB+	1,461,102

1,160	Xstrata Finance Canada Limited, 144A	4.250%	10/25/22	BBB	914,950

1,075	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	806,250

1,755	Yamana Gold Inc.	4.950%	7/15/24	Baa3	1,568,163
	Total Metals & Mining				24,491,600

	Multiline Retail – 0.3%

1,250	Family Tree Escrow LLC, 144A	5.250%	3/01/20	Ba3	1,281,750

14	Nuveen Investments

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Oil, Gas & Consumable Fuels – 7.9%

$2,120		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	$2,242,911

1,570		Apache Corporation	4.250%	1/15/44	BBB+	1,334,894

1,750	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	1,127,763

1,685		Berkshire Hathaway Energy Company	6.125%	4/01/36	A3	2,028,969

1,000		California Resources Corporation	5.500%	9/15/21	BB–	610,000

1,250		Calumet Specialty Products, (3)	6.500%	4/15/21	B+	1,125,000

370		Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	355,008

1,500		Cenovus Energy Inc., (3)	3.800%	9/15/23	BBB	1,410,434

250		Chesapeake Energy Corporation	6.875%	11/15/20	BB	183,750

1,800		Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB	1,254,375

2,750		CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	2,770,900

2,000		Continental Resources Inc.	5.000%	9/15/22	BBB–	1,750,000

1,125		EnLink Midstream Partners LP	4.150%	6/01/25	BBB	1,031,975

700		Hess Corporation	3.500%	7/15/24	BBB	648,010

1,615		Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	1,467,706

1,500		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,387,500

1,470		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,337,700

2,255		Petro Canada	6.800%	5/15/38	A–	2,772,669

1,900		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	2,073,244

2,000		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	1,855,000

1,955		Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	1,768,495

2,560		Spectra Energy Partners LP	4.750%	3/15/24	BBB	2,646,172

1,400		Targa Resources Inc., (3)	4.250%	11/15/23	BB+	1,165,500

2,500		Transocean Inc.	4.300%	10/15/22	BB+	1,543,750

1,610		Valero Energy Corporation, (3)	3.650%	3/15/25	BBB	1,546,278

1,380		Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	1,248,285
		Total Oil, Gas & Consumable Fuels				38,686,288

		Paper & Forest Products – 0.8%

1,100		Domtar Corporation	4.400%	4/01/22	BBB–	1,120,513

1,785		Domtar Corporation	6.750%	2/15/44	BBB–	1,787,936

1,240		Resolute Forest Products	5.875%	5/15/23	BB–	923,800
		Total Paper & Forest Products				3,832,249

		Personal Products – 0.6%

2,265		International Paper Company	8.700%	6/15/38	BBB	3,044,538

		Pharmaceuticals – 0.2%

1,000		Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B1	971,250

Nuveen Investments	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 3.2%

$2,780	American Tower Company	5.000%	2/15/24	BBB	$2,920,807

2,200	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	2,126,733

1,865	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	1,885,282

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,849,799

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,298,334

1,400	Prologis Inc.	6.875%	3/15/20	BBB+	1,627,590

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,260,885

1,670	Vereit Operating Partner	4.600%	2/06/24	BB+	1,603,200
	Total Real Estate Investment Trust				15,572,630

	Software – 1.0%

2,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,836,325

2,000	Total System Services Inc.	3.750%	6/01/23	BBB+	1,956,210
	Total Software				4,792,535

	Specialty Retail – 0.3%

1,225	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	1,292,375

500	Guitar Center Inc., 144A, (3)	6.500%	4/15/19	B–	460,000
	Total Specialty Retail				1,752,375

	Technology Hardware, Storage & Peripherals – 0.4%

1,685	HP Enterprise Co, 144A, (WI/DD)	4.900%	10/15/25	A–	1,680,366

520	NCR Corporation	5.000%	7/15/22	BB	492,700
	Total Technology Hardware, Storage & Peripherals				2,173,066

	Textiles, Apparel & Luxury Goods – 0.2%

1,200	Levi Strauss & Company	5.000%	5/01/25	BB	1,176,000

	Tobacco – 0.4%

2,200	Altria Group Inc.	2.850%	8/09/22	BBB+	2,149,451

	Trading Companies & Distributors – 0.4%

1,925	Air Lease Corporation	3.875%	4/01/21	BBB–	1,949,063

	Wireless Telecommunication Services – 1.1%

1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	961,569

1,100	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	1,087,900

1,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,452,600

1,000	Sprint Corporation	7.250%	9/15/21	B+	818,750

1,325	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,321,687
	Total Wireless Telecommunication Services				5,642,506
	Total Corporate Bonds (cost $312,888,182)				309,305,148

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.6%

	Banks – 2.9%

$4,000	General Electric Capital Corporation	7.125%	N/A (5)	A+	$4,620,000

1,620	Fifth Third Bancorp.	5.100%	N/A (5)	Baa3	1,482,300

3,000	HSBC Holdings PLC	6.375%	N/A (5)	BBB	2,868,750

1,525	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	1,502,125

1,485	SunTrust Bank Inc., (3)	5.625%	N/A (5)	Baa3	1,485,000

2,525	Wachovia Capital Trust III	5.570%	N/A (5)	BBB	2,474,625
14,155	Total Banks				14,432,800

	Consumer Finance – 0.8%

1,485	American Express Company, (3)	5.200%	N/A (5)	Baa2	1,470,596

1,100	American Express Company	4.900%	N/A (5)	Baa2	1,056,770

1,375	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	1,357,813
3,960	Total Consumer Finance				3,885,179

	Capital Markets – 0.7%

2,415	Goldman Sachs Capital II	4.000%	N/A (5)	Ba1	1,744,837

1,500	UBS Group AG, Reg S	7.125%	N/A (5)	BB+	1,539,375
3,915	Total Capital Markets				3,284,212

	Diversified Financial Services – 0.3%

1,535	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	1,544,594

	Electric Utilities – 0.3%

1,785	Electricite de France, 144A	5.250%	N/A (5)	Baa1	1,718,063

	Food Products – 0.3%

1,300	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,329,250

	Insurance – 1.3%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,553,025

1,585	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	1,373,006

1,895	Principal Financial Group	4.700%	5/15/55	Baa2	1,880,788

1,500	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,473,280
6,480	Total Insurance				6,280,099
$33,130	Total $1,000 Par (or similar) Institutional Preferred (cost $32,632,675)				32,474,197

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 23.5%

$3,019	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$3,216,395

1,250	American Homes 4 Rent, Series 2014-SFR1	2.350%	6/17/31	Baa2	1,223,628

1,606	American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	1,672,423

3,165	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	3,639,051

Nuveen Investments	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$540	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	$526,876

345	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	264,453

493	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	115,519

1,250	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	1,232,204

750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	A1	758,140

2,000	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	2.607%	6/15/34	A	1,986,760

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.266%	3/12/48	A–	1,704,448

1,305	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26, (WI/DD)	4.645%	10/10/48	A–	1,250,761

117	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AA+	119,652

1,085	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	989,308

875	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.373%	2/25/34	BB+	843,432

221	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.444%	9/25/23	Baa3	217,190

1,095	Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.748%	4/15/27	A–	1,089,701

2,303	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.193%	4/25/33	A	2,289,777

79	Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	92,221

342	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	396,815

546	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	601,869

588	Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	696,383

446	Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	502,838

1,205	Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	1,344,161

225	Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	261,294

754	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	849,171

285	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	311,473

68	Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	74,822

93	Fannie Mae Mortgage Pool 545359	2.522%	3/01/31	Aaa	97,572

200	Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	241,921

131	Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	158,971

808	Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	933,427

1,333	Fannie Mae Mortgage Pool 555843	2.292%	8/01/30	Aaa	1,381,100

15	Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	14,814

162	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	167,555

1,026	Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	1,176,251

1,945	Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	2,214,439

18	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$241		Fannie Mae Mortgage Pool 725553	2.299%	9/01/33	Aaa	$255,197

1,188		Fannie Mae Mortgage Pool 735054	1.807%	11/01/34	Aaa	1,244,946

1,458		Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	1,688,091

554		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	619,623

167		Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	189,764

580		Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	665,011

678		Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	774,408

2,314		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	2,515,428

—	(6)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	258

—	(6)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	143

5,730		Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	6,123,772

3,066		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	3,332,741

3,684		Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	4,062,792

4,713		Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	5,038,234

1,395		Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,517,314

1,155		Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,236,160

5		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1988-24 G	7.000%	10/25/18	Aaa	5,036

3		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-44 H	9.000%	7/25/19	Aaa	3,430

3		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-30 E	6.500%	3/25/20	Aaa	3,347

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-90 E	8.700%	12/25/19	Aaa	1,177

9		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-102 J	6.500%	8/25/20	Aaa	9,395

66		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-105 J	6.500%	9/25/20	Aaa	70,815

7		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-61 H	7.000%	6/25/20	Aaa	7,073

6		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-72 B	9.000%	7/25/20	Aaa	6,708

43		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-134 Z	7.000%	10/25/21	Aaa	47,059

25		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-56 M	6.750%	6/25/21	Aaa	26,910

6		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-120 C	6.500%	7/25/22	Aaa	6,099

225		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1996-35 Z	7.000%	7/25/26	Aaa	254,111

Nuveen Investments	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$908	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2005-62 JE	5.000%	6/25/35	Aaa	$1,012,255

916	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	4.283%	12/25/42	AAA	565,912

1,000	Fannie Mae TBA, (WI/DD)	5.000%	TBA	Aaa	1,101,816

2,235	Fannie Mae TBA, (WI/DD)	4.000%	TBA	Aaa	2,384,030

3,000	Fannie Mae TBA, (WI/DD)	3.500%	TBA	Aaa	3,129,469

1,777	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.794%	1/25/24	AA+	1,783,174

1,380	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.189%	7/25/25	Aaa	1,375,848

7	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	6,868

16	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	17,289

14	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	15,211

10	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	9,989

45	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	48,843

282	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.757%	5/15/23	Aaa	282,699

499	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.807%	6/15/39	Aaa	503,051

2	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	1,740

1,855	Freddie Mac Gold Pool 1G2163	2.322%	9/01/37	Aaa	1,965,786

304	Freddie Mac Gold Pool 846984	1.961%	6/01/31	Aaa	321,411

451	Freddie Mac Gold Pool 847180	2.468%	3/01/30	Aaa	467,689

296	Freddie Mac Gold Pool 847190	2.427%	4/01/29	Aaa	308,573

444	Freddie Mac Gold Pool 847240	2.371%	7/01/30	Aaa	461,991

507	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	593,424

309	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	351,398

329	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	379,019

119	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	131,542

98	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	97,616

372	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	371,639

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.684%	8/25/45	A–	1,043,196

1,315	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	A–	1,351,385

55	Freddie Mac Non Gold Participation Certificates 846757	2.412%	5/01/25	Aaa	57,934

2,500	Ginnie Mae Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	2,663,526

528	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	581,155

585	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	B1	646,474

1,570	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,208,641

20	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,904		Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	$4,244,894

130		Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	147,420

—	(6)	Government National Mortgage Association Pool 8259	1.625%	8/20/23	Aaa	517

647		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.475%	3/25/35	BBB+	644,457

3,091		Invitation Homes Trust 2014-SFR1	2.807%	6/19/31	Baa2	3,069,334

631		JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.842%	5/15/48	BBB–	502,418

467		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.370%	4/25/38	BB+	474,023

1,682		Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	1,766,866

1,733		Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,861,584

1,250		ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.073%	8/12/49	BB	1,297,184

895		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22	4.385%	4/17/48	BBB–	750,177

525		Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	542,856

1,470		RBSSP Resecuritization Trust, Series 2012-8 1A1	0.359%	10/28/36	N/R	1,416,912

156		Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	157,035

201		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.513%	8/25/34	N/R	199,560

112		U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	Aaa	115,088

4,438		United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	4,689,929

2,623		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.643%	10/20/35	D	2,283,034

1,570		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2015-C26	3.586%	2/18/48	BBB–	1,239,807

564		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	549,549
$111,594		Total Asset-Backed and Mortgage-Backed Securities (cost $110,561,679)				115,555,094

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 4.6%

		Costa Rica – 0.2%

$1,000		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$883,750

		Indonesia – 0.2%

1,000		Republic of Indonesia, 144A	5.875%	1/15/24	Baa3	1,058,708

Nuveen Investments	21

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (4)		Description (1)	Coupon		Maturity	Ratings (2)	Value

		Mexico – 1.7%

79,800	MXN	Mexico Bonos de DeSarrollo	8.500%		12/13/18	A	$5,232,225

45,000	MXN	Mexico Bonos de DeSarrollo	8.000%		12/07/23	A	2,999,733
		Total Mexico					8,231,958

		South Africa – 2.5%

3,365		Republic of South Africa, (3)	5.875%		9/16/25	Baa2	3,583,725

76,750	ZAR	Republic of South Africa	10.500%		12/21/26	BBB+	6,348,898

39,500	ZAR	Republic of South Africa	7.000%		2/28/31	BBB+	2,397,049
		Total South Africa					12,329,672
		Total Sovereign Debt (cost $27,368,672)					22,504,088
		Total Long-Term Investments (cost $490,081,883)					486,647,931

Shares		Description (1)	Coupon				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.9%

		Money Market Funds – 9.9%

48,785,553		Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.237%	(7)			$48,785,553
		Total Investments Purchased with Collateral from Securities Lending (cost $48,785,553)					48,785,553

Shares		Description (1)	Coupon				Value

		SHORT-TERM INVESTMENTS – 1.6%

		Money Market Funds – 1.6%

7,946,956		First American Treasury Obligations Fund, Class Z	0.000%	(7)			$7,946,956
		Total Short-Term Investments (cost $7,946,956)					7,946,956
		Total Investments (cost $546,814,392) – 110.5%					543,380,440
		Other Assets Less Liabilities – (10.5)% (9)					(51,697,965)
		Net Assets – 100%					$491,682,475

Investments in Derivatives as of September 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Bank of America	Euro	5,400,000	U.S. Dollar	6,250,338	10/30/15	$213,614
Bank of America	Japanese Yen	1,017,000,000	U.S. Dollar	8,439,694	10/30/15	(40,914)
Bank of America	Mexican Peso	78,800,000	U.S. Dollar	4,727,622	11/20/15	85,873
Citigroup	Euro	2,700,000	U.S. Dollar	3,047,517	11/20/15	28,104
Goldman Sachs	Canadian Dollar	1,776,000	U.S. Dollar	1,343,262	10/30/15	12,635
Goldman Sachs	U.S. Dollar	193,844	Canadian Dollar	260,000	10/30/15	955
Morgan Stanley	South African Rand	59,309,000	U.S. Dollar	4,419,613	11/20/15	178,239
Nomura Securities	South African Rand	92,500,000	U.S. Dollar	7,024,232	10/30/15	384,936
Nomura Securities	U.S. Dollar	1,836,541	South African Rand	25,500,000	10/30/15	(6,248)
						$857,194

22	Nuveen Investments

Investments in Derivatives as of September 30, 2015 (continued)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan	$12,000,000	Receive	3-Month USD-LIBOR-ICE	2.078%	Semi-Annually	2/19/23	$(298,808)	N/A	$(298,808)
JPMorgan*	15,000,000	Receive	3-Month USD-LIBOR-ICE	2.354	Semi-Annually	5/21/25	(620,497)	$77,817	(620,497)
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR-ICE	2.739	Semi-Annually	11/21/23	(1,343,989)	75,749	(1,344,425)
Morgan Stanley*	18,000,000	Receive	3-Month USD-LIBOR-ICE	2.743	Semi-Annually	4/15/24	(1,468,304)	84,642	(1,468,304)
	$62,000,000						$(3,731,598)	$238,208	$(3,732,034)
*	Citigroup is the clearing broker for this transactions.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	63	12/15	$7,592,484	$(1,969)	$15,129
U.S. Treasury 10-Year Note	Short	(340)	12/15	(43,769,688)	30,709	(465,189)
U.S. Treasury Long Bond	Long	50	12/15	7,867,188	(28,125)	69,352
U.S. Treasury Ultra Bond	Long	19	12/15	3,047,719	(13,062)	3,265
				$(25,262,297)	$(12,447)	$(377,443)
*	Total aggregate Notional Amount at Value of long and short positions is $18,507,391 and $(43,769,688), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$6,809,404	$—	$—	$6,809,404
Corporate Bonds	—	309,305,148	—	309,305,148
$1,000 Par (or similar) Institutional Preferred	—	32,474,197	—	32,474,197
Asset-Backed and Mortgage-Backed Securities	—	115,555,094	—	115,555,094
Sovereign Debt	—	22,504,088	—	22,504,088
Investments Purchased with Collateral from Securities Lending	48,785,553	—	—	48,785,553
Short-Term Investments:
Money Market Funds	7,946,956	—	—	7,946,956
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	857,194	—	857,194
Interest Rate Swaps*	—	(3,732,034)	—	(3,732,034)
Futures Contracts*	(377,443)	—	—	(377,443)
Total	$63,164,470	$476,963,687	$—	$540,128,157
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	23

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $546,814,392.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$18,778,331
Depreciation	(22,212,283)
Net unrealized appreciation (depreciation) of investments	$(3,433,952)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $47,350,208.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable.

GDR	Global Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

CAD	Canadian Dollar

MXN	Mexican Peso

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.

24	Nuveen Investments

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.1%

	CORPORATE BONDS – 0.6%

	Health Care Providers & Services – 0.6%

$400	Catholic Health Initiatives	1.600%	11/01/17	A+	$398,912

$400	Total Corporate Bonds (cost $399,884)				398,912

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.2%

	Louisiana – 0.8%

$500	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21		No Opt. Call	AAA	$516,550

	Ohio – 2.4%

145	Akron, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2014B, 0.950%, 12/01/16		No Opt. Call	AA–	145,083

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19		No Opt. Call	AAA	363,602

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	286,952

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	879,324
1,620	Total Ohio				1,674,961
$2,120	Total Municipal Bonds (cost $2,186,008)				2,191,511

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.7%

$340	Fannie Mae Notes	1.000%	4/30/18	Aaa	$337,768

1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	1,007,020

680	Fannie Mae Notes	1.125%	10/19/18	Aaa	682,834

1,000	Fannie Mae Notes	1.330%	10/24/19	Aaa	1,000,612

840	Fannie Mae Notes	1.625%	1/21/20	Aaa	848,660

790	Federal Farm Credit Bank Discount Notes	1.030%	5/11/18	Aaa	791,885

940	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.500%	8/23/16	Aaa	941,234

755	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.750%	8/14/17	Aaa	755,234

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	358,762

755	Federal Home Loan Bank Bonds	1.200%	8/14/18	Aaa	759,227

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,205,407

Nuveen Investments	25

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$1,115	Federal Home Loan Bank Bonds, (4)	1.750%	6/12/20	Aaa	$1,128,946

775	Federal Home Loan Bank Bonds, (4)	1.875%	12/09/22	Aaa	766,425

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	983,372

2,260	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	2,326,880

825	Federal Home Loan Bank Bonds	2.375%	3/14/25	Aaa	809,759

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	735,490

590	Federal Home Loan Mortgage Corporation, Notes, (4)	2.375%	1/13/22	Aaa	607,646

535	Federal National Mortgage Association	0.000%	10/09/19	Aaa	496,817

1,535	Federal National Mortgage Association	1.500%	6/22/20	Aaa	1,534,998

250	Financing Corporation	9.400%	2/08/18	Aaa	298,927

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	303,385

710	FICO STRIPS, (I/O)	0.000%	5/02/17	Aaa	701,632

530	Tennessee Valley Authority	3.875%	2/15/21	Aaa	587,651

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	438,022

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	727,600

320	U.S. Treasury Bonds	3.125%	5/15/19	Aaa	342,717

2,435	U.S. Treasury Bonds	2.750%	11/15/23	Aaa	2,592,450

730	U.S. Treasury Notes	1.500%	11/30/19	Aaa	737,756

2,465	U.S. Treasury Notes	2.000%	11/30/20	Aaa	2,531,824

1,000	U.S. Treasury Notes	2.000%	2/28/21	Aaa	1,025,182

745	U.S. Treasury Notes	2.000%	11/15/21	Aaa	760,249

1,185	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,208,808

1,685	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,670,651

2,505	U.S. Treasury Notes	2.000%	2/15/25	Aaa	2,495,215

2,705	U.S. Treasury Notes	2.125%	5/15/25	Aaa	2,721,274

1,145	U.S. Treasury Securities, Stripped Interest Payments, (4)	0.000%	2/15/22	Aaa	1,022,866
37,405	Total U.S. Government and Agency Obligations (cost $37,289,976)				38,245,185

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 36.6%

$616	321 Henderson Receivables LLC., Series 2010-1A	5.560%	7/15/59	Aaa	$711,171

515	321 Henderson Receivables LLC., Series 2010-3A	3.820%	12/15/48	Aaa	548,989

500	Barclays Dryrock Issuance Trust 2014-1	0.567%	12/16/19	AAA	498,886

664	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	664,752

311	Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	307,092

330	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	329,891

476	Credit Suisse Commercial Mortgage Trust, 2015-2	3.000%	2/25/45	AAA	482,474

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$259	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	$261,892

435	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	445,818

550	Entergy New Orleans Store Recovery Funding LLC, Series 2015-1	2.670%	6/01/27	AAA	561,106

804	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	814,503

929	Fannie Mae Alternative Credit Enhanced Securities	0.497%	12/25/17	Aaa	928,915

378	Fannie Mae Connecticut Avenue Securities, Series 2014-C02	1.144%	5/28/24	Aaa	374,047

109	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	120,374

76	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	85,497

82	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	94,058

44	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	45,667

50	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	51,488

81	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	84,014

8	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	7,840

70	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	77,351

227	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	259,327

42	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	47,037

23	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	23,458

54	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	56,037

125	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	131,760

173	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	193,421

133	Fannie Mae Mortgage Pool 848390	2.034%	12/01/35	Aaa	139,734

186	Fannie Mae Mortgage Pool 886034	2.812%	7/01/36	Aaa	198,060

82	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	93,604

256	Fannie Mae Mortgage Pool 913187	2.489%	4/01/37	Aaa	274,018

532	Fannie Mae Mortgage Pool 914224	2.360%	3/01/37	Aaa	567,386

139	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	156,060

141	Fannie Mae Mortgage Pool 995949	2.501%	9/01/36	Aaa	149,788

591	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	631,317

666	Fannie Mae Mortgage Pool AD0486	2.441%	4/01/34	Aaa	703,495

60	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	62,687

364	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	381,006

842	Fannie Mae Mortgage Pools 467749	3.240%	4/01/16	Aaa	842,899

155	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	155,192

313	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.391%	2/25/42	Aaa	367,382

344	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.394%	7/25/24	Aaa	343,183

479	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	495,903

Nuveen Investments	27

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$697	Federal Home Loan Mortgage Corporation, REMIC 4181 PF	0.457%	11/15/42	Aaa	$695,903

339	Freddie Mac Gold Pool 1H1396	2.500%	5/01/37	Aaa	361,303

456	Freddie Mac Gold Pool 780836	2.356%	9/01/33	Aaa	484,951

277	Freddie Mac Gold Pool 848193	2.351%	3/01/36	Aaa	294,765

21	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	23,002

51	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	58,241

130	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	152,199

273	Freddie Mac Mortgage Trust 2013-KF02	3.199%	12/25/45	Baa3	280,730

447	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%	6/26/17	Aaa	453,762

526	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	546,457

643	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%	3/25/20	Aaa	656,168

113	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01	0.549%	4/25/19	Aaa	112,652

459	Freddie Mac Structured Pass-Through Certificates, Series K-501	1.655%	11/25/16	Aaa	461,482

630	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	634,784

742	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	763,591

783	Freddie Mac Whole Loan Securities Trust, Structured Pass-Through Certificates, Series 2015-SC01	3.500%	5/25/45	Aaa	794,397

50	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	60,438

19	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	19,406

5	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	5,560

387	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	421,091

65	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	67,558

602	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	708,592

131	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	150,865

3	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A2	2,531

400	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T3	1.793%	5/15/46	AAA	396,000

554	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T5	1.979%	8/15/46	AAA	555,000

277	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	0.825%	5/17/46	Aaa	276,340

366	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	383,577

16	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	15,985

432	Structured Agency Credit Risk 2014-DN1	1.194%	2/26/24	Aa3	431,666

457	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	482,605

247	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%	2/01/18	Aaa	264,483

337	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%	3/10/20	Aaa	355,494
$24,149	Total Asset-Backed and Mortgage-Backed Securities (cost $24,252,345)				25,140,157
	Total Long-Term Investments (cost $64,128,213)				65,975,765

28	Nuveen Investments

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.8%

	Money Market Funds – 3.8%

2,590,205	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.237% (5)	$2,590,205
	Total Investments Purchased with Collateral from Securities Lending (cost $2,590,205)		2,590,205

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 4.0%

	Money Market Funds – 4.0%

2,717,533	First American Treasury Obligations Fund, Class Z	0.000% (5)	$2,717,533
	Total Short-Term Investments (cost $2,717,533)		2,717,533
	Total Investments (cost $69,435,951) – 103.9%		71,283,503
	Other Assets Less Liabilities – (3.9)% (7)		(2,665,365)
	Net Assets – 100%		$68,618,138

Investments in Derivatives as of September 30, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan*	$2,000,000	Receive	3-Month USD-LIBOR-ICE	2.354%	Semi-Annually	5/21/25	$(82,733)	$10,364	$(82,733)
*	Citigroup is the clearing broker for this transactions.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(41)	12/15	$(4,941,141)	$1,302	$(33,949)
U.S. Treasury 10-Year Note	Long	4	12/15	514,938	(2,533)	2,449
U.S. Treasury Long Bond	Short	(1)	12/15	(157,344)	563	(2,465)
				$(4,583,547)	$(668)	$(33,965)
*	Total aggregate Notional Amount at Value of long and short positions is $514,938 and $(5,098,485), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	29

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$398,912	$—	$398,912
Municipal Bonds	—	2,191,511	—	2,191,511
U.S. Government and Agency Obligations	—	38,245,185	—	38,245,185
Asset-Backed and Mortgage-Backed Securities	—	25,140,157	—	25,140,157
Investments Purchased with Collateral from Securities Lending	2,590,205	—	—	2,590,205
Short-Term Investments:
Money Market Funds	2,717,533	—	—	2,717,533
Investments in Derivatives:
Interest Rate Swaps*	—	(82,733)	—	(82,733)
Futures Contracts*	(33,965)	—	—	(33,965)
Total	$5,273,773	$65,893,032	$—	$71,166,805
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $69,435,951.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$1,883,766
Depreciation	(36,214)
Net unrealized appreciation (depreciation) of investments	$1,847,552

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,525,945.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

I/O	Interest only security

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

30	Nuveen Investments

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 94.0%

	CONVERTIBLE PREFERRED SECURITITES – 0.1%

	Banks – 0.1%

200	Bank of America Corporation	7.250%		BB+	$215,400

	Metals & Mining – 0.0%

5,000	ArcelorMittal	6.000%		BB–	41,100
	Total Convertible Preferred Securities (cost $279,350)				256,500

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	0.896%		BB+	$273,900
	Total $25 Par (or similar) Retail Preferred (cost $241,200)				273,900

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 7.4%

	Aerospace & Defense – 0.2%

$200	Bombardier Inc., 144A, (3)	6.000%	10/15/22	B	$148,500

437	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	445,339
637	Total Aerospace & Defense				593,839

	Auto Components – 0.2%

300	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	301,500

250	MPG Holdco I Inc., (3)	7.375%	10/15/22	B+	260,000

300	Tenneco Inc.	5.375%	12/15/24	BB+	307,875
850	Total Auto Components				869,375

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB–	440,916

	Banks – 0.2%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	Baa3	199,051

385	CIT Group Inc., 144A	5.500%	2/15/19	BB+	399,438

170	CIT Group Inc.	5.000%	8/01/23	BB+	168,938
755	Total Banks				767,427

	Building Products – 0.1%

300	Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	280,500

250	Owens Corning Incorporated	4.200%	12/15/22	BBB–	253,282
550	Total Building Products				533,782

Nuveen Investments	31

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals – 0.2%

$250	Hexion Inc.	6.625%	4/15/20	B3	$212,500

250	NOVA Chemicals Corporation, 144A, (3)	5.250%	8/01/23	BBB–	242,188

200	PolyOne Corporation	5.250%	3/15/23	BB	189,100
700	Total Chemicals				643,788

	Commercial Services & Supplies – 0.3%

250	Clean Harbors Inc.	5.250%	8/01/20	BB+	252,500

547	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	557,940

500	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB–	518,645
1,297	Total Commercial Services & Supplies				1,329,085

	Construction & Engineering – 0.1%

500	AECOM Technology Corporation, 144A	5.750%	10/15/22	BB–	502,815

	Construction Materials – 0.2%

300	Cemex SAB de CV, 144A, (3)	5.700%	1/11/25	BB–	268,500

700	Norbord Inc., 144A	5.375%	12/01/20	Ba2	693,000
1,000	Total Construction Materials				961,500

	Containers & Packaging – 0.0%

175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	174,563

	Diversified Financial Services – 0.2%

500	Fly Leasing Limited	6.750%	12/15/20	BB	512,500

225	Nationstar Mortgage LLC Capital Corporation, (3)	7.875%	10/01/20	B+	204,750
725	Total Diversified Financial Services				717,250

	Diversified Telecommunication Services – 0.9%

200	CenturyLink Inc.	6.750%	12/01/23	BB+	175,000

250	CyrusOne LP Finance	6.375%	11/15/22	B+	254,375

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,073,440
3,510	Total Diversified Telecommunication Services				3,502,815

	Electric Utilities – 0.1%

200	FirstEnergy Corporation	4.250%	3/15/23	Baa3	201,046

	Energy Equipment & Services – 0.1%

500	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	515,950

	Food Products – 0.1%

200	JBS Investments GmbH, 144A, (3)	7.250%	4/03/24	BB+	192,500

300	Pilgrim’s Pride Corporation, 144A, (3)	5.750%	3/15/25	BB+	294,750
500	Total Food Products				487,250

	Health Care Providers & Services – 1.0%

1,700	Catholic Health Initiatives	1.600%	11/01/17	A+	1,695,376

200	Community Health Systems, Inc.	5.125%	8/01/21	BB	203,500

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$500	HCA Inc.	4.250%	10/15/19	BBB–	$505,000

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,561,382
4,115	Total Health Care Providers & Services				3,965,258

	Hotels, Restaurants & Leisure – 0.1%

400	Wynn Macau Limited, 144A, (3)	5.250%	10/15/21	Ba2	347,250

	Household Durables – 0.3%

450	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	444,375

250	CalAtlantic Group Inc.	5.875%	11/15/24	BB	256,250

400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	406,000
1,100	Total Household Durables				1,106,625

	Independent Power & Renewable Electricity Producers – 0.2%

275	AES Corporation	7.375%	7/01/21	BB	285,313

500	Calpine Corporation, (3)	5.375%	1/15/23	BB–	466,250
775	Total Independent Power & Renewable Electricity Producers				751,563

	Machinery – 0.1%

200	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	192,000

	Media – 0.9%

400	Altice S.A, 144A	7.750%	5/15/22	B	364,000

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	184,500

350	CSC Holdings Inc.	8.625%	2/15/19	BB	360,500

300	Dish DBS Corporation	4.250%	4/01/18	BB–	291,375

200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	199,000

400	Numericable Group SA, 144A	4.875%	5/15/19	B+	387,000

200	Numericable Group SA, 144A	6.000%	5/15/22	B+	192,750

350	Sinclair Television Group	6.375%	11/01/21	B+	351,750

200	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	195,500

500	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	493,750

500	WMG Acquisition Group, 144A, (3)	6.000%	1/15/21	B1	500,000
3,600	Total Media				3,520,125

	Metals & Mining – 0.1%

250	ArcelorMittal	7.000%	2/25/22	Ba1	227,500

225	Steel Dynamics, Inc.	5.500%	10/01/24	BB+	206,297
475	Total Metals & Mining				433,797

	Oil, Gas & Consumable Fuels – 0.3%

250	Calumet Specialty Products	7.625%	1/15/22	B+	232,500

175	EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	119,000

250	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	231,250

Nuveen Investments	33

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$500	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	$440,000

200	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	185,500

150	Targa Resources Inc., (3)	4.250%	11/15/23	BB+	124,875
1,525	Total Oil, Gas & Consumable Fuels				1,333,125

	Paper & Forest Products – 0.0%

175	Louisiana Pacific Corporation	7.500%	6/01/20	BB	181,563

	Personal Products – 0.1%

200	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	210,000

	Pharmaceuticals – 0.1%

250	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	248,594

	Real Estate Investment Trust – 0.1%

200	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BBB–	201,500

	Real Estate Management & Development – 0.1%

300	Mattamy Group Corporation, 144A, (3)	6.500%	11/15/20	BB	291,000

	Road & Rail – 0.0%

175	Hertz Corporation, (3)	7.375%	1/15/21	B	180,688

	Software – 0.1%

400	Open Text Corporation, 144A	5.625%	1/15/23	BB	396,750

	Specialty Retail – 0.2%

420	Best Buy Co., Inc.	5.500%	3/15/21	Baa1	438,900

475	The Men’s Warehouse Inc.	7.000%	7/01/22	B2	489,312
895	Total Specialty Retail				928,212

	Technology Hardware, Storage & Peripherals – 0.2%

250	HP Inc.	3.750%	12/01/20	BBB+	258,475

500	NCR Corporation	5.000%	7/15/22	BB	473,750
750	Total Technology Hardware, Storage & Peripherals				732,225

	Textiles, Apparel & Luxury Goods – 0.1%

300	Levi Strauss & Company	5.000%	5/01/25	BB	294,000

	Wireless Telecommunication Services – 0.4%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB–	192,375

200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	197,800

200	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	180,499

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	193,679

200	Sprint Nextel Corporation, 144A	7.000%	3/01/20	BB	199,999

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	390,999

400	T-Mobile USA Inc.	6.731%	4/28/22	BB	398,999
1,800	Total Wireless Telecommunication Services				1,754,350
$29,999	Total Corporate Bonds (cost $30,583,991)				29,310,026

34	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.1%

	Banks – 0.1%

$200	Societe Generale, 144A	1.074%	N/A (4)	BB+	$184,000

	Capital Markets – 0.0%

200	Goldman Sachs Capital II	4.000%	N/A (4)	Ba1	144,500
$400	Total $1,000 Par (or similar) Institutional Preferred (cost $348,292)				328,500

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.5%

	Maryland – 0.3%

$1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	$1,254,525

	Ohio – 0.2%

820	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	825,617
$2,070	Total Municipal Bonds (cost $2,070,000)				2,080,142

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 81.4%

$6,206	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	$8,556,078

1,815	U.S. Treasury Bonds	2.500%	2/15/45	Aaa	1,670,887

16,659	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	16,598,584

14,955	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	14,937,271

3,985	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	4,245,038

4,599	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/19	Aaa	4,582,842

5,033	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	5,280,595

3,414	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	3,391,982

11,704	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	12,286,698

20,838	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	21,653,869

12,717	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	12,895,481

24,779	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	24,146,395

14,934	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	14,562,589

21,831	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	21,047,443

20,028	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	19,681,101

18,380	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	18,291,102

13,694	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	13,065,986

10,027	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	11,539,379

Nuveen Investments	35

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$26,298	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	$25,206,373

6,102	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	6,845,997

4,438	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,193,236

1,703	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,882,496

1,808	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,395,409

4,107	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	4,927,256

4,582	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	5,401,631

5,498	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	6,517,983

14,871	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	13,014,844

5,938	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	5,001,444

1,741	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	1,766,271

2,103	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	1,823,681

5,070	U.S. Treasury Notes	2.125%	5/15/25	Aaa	5,100,502

7,045	U.S. Treasury Notes	0.375%	7/15/25	Aaa	6,862,150
$316,902	Total U.S. Government and Agency Obligations (cost $323,853,924)				320,372,593

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 3.8%

$2,977	Colony Anerican Homes Trust 2014-1A	1.400%	5/17/31	Aaa	$2,941,368

2,000	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/15/45	AAA	1,999,342

640	Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.746%	4/15/27	A-	636,903

675	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	682,791

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.371%	5/25/45	A-	698,815

2,586	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	2,714,671

30	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	30,071

2,955	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2013-C12	3.664%	7/15/45	AAA	3,126,816

30	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	30,212

2,025	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	2,050,198
$14,598	Total Asset-Back and Mortgage-Backed Securities (cost $15,053,627)				14,911,187

36	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.6%

	Canada – 0.5%

$1,500	Quebec Province	7.500%		7/15/23	Aa2	$2,006,961

	Poland – 0.1%

250	Republic of Poland	6.375%		7/15/19	A2	289,415
$1,750	Total Sovereign Debt (cost $2,234,571)					2,296,376
	Total Long-Term Investments (cost $374,664,955)					369,829,224

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%

	Money Market Funds – 1.0%

4,114,930	Mount Vernon Securities Lending Trust Prime Portfolio, (7)	2.370%	(6)			$4,114,930
	Total Investments Purchased with Collateral from Securities Lending (cost $4,114,930)					4,114,930

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 4.5%

	Money Market Funds – 4.5%

17,587,185	First American Treasury Obligations Fund, Class Z	0.000%	(6)			$17,587,185
	Total Short-Term Investments (cost $17,587,185)					17,587,185
	Total Investments (cost $396,367,070) – 99.5%					391,531,339
	Other Assets Less Liabilities – 0.5% (8)					2,040,675
	Net Assets – 100%					$393,572,014

Investments in Derivatives as of September 30, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan*	$3,500,000	Receive	3-Month USD-LIBOR- ICE	2.739%	Semi- Annually	11/21/23	$(276,704)	$15,595	$(277,052)
JPMorgan*	10,000,000	Receive	3-Month USD-LIBOR- ICE	2.354	Semi- Annually	5/21/25	(413,665)	51,878	(413,665)
	$13,500,000						$(690,369)	$67,473	$(690,717)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ Payable	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(375)	12/15	$(45,193,360)	$11,746	$(301,253)
U.S. Treasury 10-Year Note	Long	119	12/15	15,319,391	(13,396)	168,685
U.S. Treasury Long Bond	Long	22	12/15	3,461,562	(12,375)	30,515
U.S. Treasury Ultra Bond	Long	43	12/15	6,897,469	(29,563)	59,878
				$(19,514,938)	$(43,588)	$(42,175)

Nuveen Investments	37

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$256,500	$—	$—	$256,500
$25 Par (or similar) Retail Preferred	273,900	—	—	273,900
Corporate Bonds	—	29,310,026	—	29,310,026
$1,000 Par (or similar) Institutional Preferred	—	328,500	—	328,500
Municipal Bonds	—	2,080,142	—	2,080,142
U.S. Government and Agency Obligations	—	320,372,593	—	320,372,593
Asset-Back and Mortgage-Back Securities	—	14,911,187	—	14,911,187
Sovereign Debt	—	2,296,376	—	2,296,376
Investments Purchased with Collateral from Securities Lending	4,114,930	—	—	4,114,930
Short-Term Investments:
Money Market Funds	17,587,185	—	—	17,587,185
Investments in Derivatives:
Interest Rate Swaps*	—	(690,717)	—	(690,717)
Futures Contracts*	(42,175)	—	—	(42,175)
Total	$22,190,340	$368,608,107	$—	$390,798,447
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $398,225,466.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$5,073,281
Depreciation	(11,767,408)
Net unrealized appreciation (depreciation) of investments	$(6,694,127)

38	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,932,772.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of the over-the-counter derivatives, as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

Nuveen Investments	39

Nuveen Strategic Income Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 97.5%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior, Class A, (2), (3)				$2,839

55	Dayton Superior, Class 1, (2), (3)				3,154
	Total Building Products				5,993
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Electric Utilities – 0.1%

15,000	Exelon Corporation	6.500%		BBB–	$654,750

	Independent Power & Renewable Electricity Producers – 0.0%

7,500	Dynegy Inc., (5)	5.375%		N/R	585,900
	Total Convertible Preferred Securities (cost $1,488,400)				1,240,650

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.3% (7)

	Auto Components – 0.3%

$990	Cooper-Standard Automotive Inc., Term Loan B	4.000%	3/28/21	BB–	$985,545

1,985	Crowne Group LLC, First Lien Term Loan B	6.000%	9/29/20	B	1,982,519
2,975	Total Auto Components				2,968,064

	Diversified Financial Services – 0.1%

1,000	Jill Acquisition LLC, First Lien Term Loan B	6.000%	5/08/22	B	997,500

	Electrical Equipment – 0.0%

496	Custom Sensors & Technologies Inc., First Lien Term Loan	4.500%	6/19/21	B	495,785

	Health Care Equipment & Supplies – 0.1%

995	Surgery Center Holdings Inc., First Lien Term Loan	5.250%	7/24/20	B	996,244

	Hotels, Restaurants & Leisure – 0.4%

1,985	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	1,968,096

1,500	Life Time Fitness, First Lien Term Loan B	0.000%	6/03/22	BB–	1,498,125

983	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	B+	937,059
4,468	Total Hotels, Restaurants & Leisure				4,403,280

	Independent Power & Renewable Electricity Producers – 0.1%

65	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	61,304

889	Empire Generating Company LLC	5.250%	3/13/21	B+	835,863
954	Total Independent Power & Renewable Electricity Producers				897,167

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.1%

$983	Arch Coal Inc., Term Loan B	6.250%	5/16/18	B–	$554,192

500	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	B–	144,584

2,000	Samson Investment Company Second Lien Term Loan, (8)	5.000%	9/25/18	N/R	295,000
3,483	Total Oil, Gas & Consumable Fuels				993,776

	Professional Services – 0.2%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	945,000

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	Caa2	945,000
2,000	Total Professional Services				1,890,000
$16,371	Total Variable Rate Senior Loan Interests (cost $16,036,342)				13,641,816

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.6%

	Banks – 1.4%

20,600	AgriBank FCB, (16)	6.875%		BBB+	$2,166,862

50,000	Citigroup Inc., (5)	6.875%		BB+	1,333,500

20,000	Cobank Agricultural Credit Bank, (16)	6.200%		BBB+	2,020,000

118,392	PNC Financial Services	6.125%		Baa2	3,245,125

95,250	Regions Financial Corporation, (5)	6.375%		BB	2,423,160

14,000	Royal Bank of Scotland Group PLC	5.750%		B+	339,780

110,000	Wells Fargo & Company	6.625%		BBB	3,008,500
	Total Banks				14,536,927

	Consumer Finance – 0.2%

83,000	Discover Financial Services	6.500%		BB–	2,142,230

	Insurance – 0.0%

5,568	Endurance Specialty Holdings Limited	7.500%		BBB–	143,543

	Multi-Utilities – 0.0%

5,000	Dominion Resources Inc.	6.375%		Baa3	248,050
	Total $25 Par (or similar) Retail Preferred (cost $16,513,099)				17,070,750

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 70.9%

	Aerospace & Defense – 0.6%

$1,500	Bombardier Inc., 144A, (5)	7.500%	3/15/18	B	$1,395,000

2,140	Exelis, Inc.	5.550%	10/01/21	BBB–	2,376,919

3,000	Martin Marietta Materials	4.250%	7/02/24	BBB	3,012,432
	Total Aerospace & Defense				6,784,351

Nuveen Investments	41

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Air Freight & Logistics – 0.1%

$1,200	XPO Logistics, Inc., 144A, (5)	6.500%	6/15/22	B2	$1,014,750

	Airlines – 0.6%

2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	B+	1,950,000

2,941	Northwest Airlines Trust pass-through Certificates 2007-1	7.027%	11/01/19	A	3,278,808

1,500	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	1,357,500
	Total Airlines				6,586,308

	Asset-Backed Securities – 0.2%

1,716	American Airlines Inc., pass-through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	1,750,181

	Auto Components – 0.8%

1,575	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB-	1,582,875

1,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc., 144A	7.875%	10/01/22	CCC+	975,000

1,500	MPG Holdco I Inc., (5)	7.375%	10/15/22	B+	1,560,000

1,250	Nexteer Automotive Group Limited, 144A	5.875%	11/15/21	BB+	1,212,500

1,300	Schaeffler Holding Finance BV, 144A	6.250%	11/15/19	Ba3	1,378,000

1,580	Tenneco Inc.	5.375%	12/15/24	BB+	1,621,475
	Total Auto Components				8,329,850

	Automobiles – 0.6%

3,000	General Motors Corporation	4.000%	4/01/25	BBB–	2,844,621

3,240	General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	3,173,868
	Total Automobiles				6,018,489

	Banks – 8.8%

2,000	Bancolombia SA	5.950%	6/03/21	BBB+	2,092,500

15,750	Bank of America Corporation, (5)	4.000%	4/01/24	A	16,211,585

4,210	Bank of America Corporation	4.200%	8/26/24	A–	4,206,986

4,025	Bank of America Corporation	4.250%	10/22/26	A–	3,979,175

5,125	Bank of America Corporation	6.250%	3/05/65	BB+	5,009,688

2,700	Barclays Bank PLC	3.650%	3/16/25	A	2,577,814

1,760	CIT Group Inc.	5.000%	8/01/23	BB+	1,749,000

7,210	Citigroup Inc.	3.750%	6/16/24	A	7,333,356

6,000	Citigroup Inc.	4.300%	11/20/26	A–	5,941,752

3,500	Credit Agricole, S.A, 144A, (5)	6.625%	12/23/64	BB+	3,364,375

2,545	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,563,295

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	2,887,285

3,605	JPMorgan Chase & Company	3.375%	5/01/23	A	3,523,040

3,000	JPMorgan Chase & Company	3.875%	9/10/24	A	2,971,332

42	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Banks (continued)

$2,280		JPMorgan Chase & Company	6.400%	5/15/38	A+	$2,859,964

4,620		JPMorgan Chase & Company	6.750%	12/31/49	BBB–	4,810,575

1,000		Popular Inc.	7.000%	7/01/19	BB–	950,000

1,220		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,310,942

1,000	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	BB–	1,110,992

3,335		Santander UK PLC, 144A	5.000%	11/07/23	A–	3,466,869

2,485		Societe Generale, 144A	5.000%	1/17/24	A–	2,511,888

1,960		Standard Chartered PLC, 144A	5.700%	3/26/44	A+	1,883,060

3,110		Standard Chartered PLC, 144A, (5)	6.500%	12/29/49	BBB	2,893,059

1,500		State Bank of India London, 144A	3.622%	4/17/19	BBB–	1,538,093

2,000		State Bank of India London, 144A	4.875%	4/17/24	BBB–	2,116,636

4,500		Wells Fargo & Company	4.100%	6/03/26	A+	4,539,749
		Total Banks				95,403,010

		Beverages – 0.4%

1,250		Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,035,938

1,350		Constellation Brands Inc.	4.250%	5/01/23	BB+	1,344,938

2,000		DS Services of America, Inc., 144A	10.000%	9/01/21	BB–	2,297,500
		Total Beverages				4,678,376

		Building Products – 1.0%

1,000		Associated Materials Inc.	9.125%	11/01/17	B–	805,000

1,500		Builders FirstSource, Inc., 144A	7.625%	6/01/21	BB–	1,560,000

1,500		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	1,402,500

1,875		Masco Corporation	5.950%	3/15/22	BBB	2,046,094

2,000		NCI Building Systems, Inc., 144A	8.250%	1/15/23	B+	2,095,000

1,868		Odebrecht Offshore Drilling Finance Limited, 144A	6.625%	10/01/22	B+	468,968

2,740		Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,775,973
		Total Building Products				11,153,535

		Capital Markets – 4.4%

4,000		Goldman Sachs Group, Inc.	5.750%	1/24/22	A	4,590,756

18,000		Goldman Sachs Group, Inc.	4.000%	3/03/24	A	18,526,716

2,300		Goldman Sachs Group Inc., (5)	5.375%	11/10/65	Ba1	2,246,813

10,380		Morgan Stanley	4.000%	7/23/25	A	10,608,287

12,500		Morgan Stanley	3.950%	4/23/27	A–	12,038,475
		Total Capital Markets				48,011,047

Nuveen Investments	43

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Chemicals – 2.5%

$3,000		Agrium Inc.	3.375%	3/15/25	BBB	$2,840,220

2,625		Braskem Finance Limited, 144A, (5)	5.750%	4/15/21	BBB–	2,152,500

2,000		CF Industries Inc.	5.150%	3/15/34	Baa2	1,926,650

2,500		Chemours Co, 144A, (5)	6.625%	5/15/23	BB–	1,681,250

1,565		Eastman Chemical Company	3.600%	8/15/22	BBB	1,574,451

2,000		Eastman Chemical Company	3.800%	3/15/25	BBB	1,952,356

1,450		Hexion Inc.	6.625%	4/15/20	B3	1,232,500

964		Ineos Group Holdings SA, 144A, (5)	6.125%	8/15/18	B–	908,570

1,700		Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	1,711,220

2,000		Momentive Performance Materials Inc., (3), (8)	8.875%	10/15/20	N/R	—

2,000		Momentive Performance Materials Inc.	3.880%	10/24/21	B	1,540,000

2,000		NOVA Chemicals Corporation, 144A, (5)	5.250%	8/01/23	BBB–	1,937,500

1,350		NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,269,000

1,600		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,632,064

2,000		Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	1,720,000

1,605		PolyOne Corporation	5.250%	3/15/23	BB–	1,517,528

715		Rayonier AM Products Inc., 144A	5.500%	6/01/24	BB	536,250

1,750		Tronox Finance LLC, (5)	6.375%	8/15/20	B+	1,111,250
		Total Chemicals				27,243,309

		Commercial Services & Supplies – 1.1%

1,995		ABX Group Inc.	6.375%	12/01/19	Ba3	1,915,200

1,290		ADT Corporation, (5)	6.250%	10/15/21	BBB–	1,330,313

1,800		Casella Waste Systems Inc.	7.750%	2/15/19	B–	1,764,000

1,320		Clean Harbors Inc., (5)	5.250%	8/01/20	BB+	1,333,200

1,220		Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	1,244,400

250		Covanta Holding Corporation	5.875%	3/01/24	Ba3	238,125

2,000		ERAC USA Finance LLC, 144A, (5)	3.850%	11/15/24	BBB+	2,030,446

1,000	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	741,851

800		R.R. Donnelley & Sons Company	7.625%	6/15/20	BB–	829,832
		Total Commercial Services & Supplies				11,427,367

		Communications Equipment – 0.7%

2,000		Avaya Inc., 144A	7.000%	4/01/19	B1	1,585,000

1,000		Goodman Networks Inc.	12.125%	7/01/18	B–	510,000

5,380		Qualcomm, Inc., (5)	3.450%	5/20/25	A+	5,080,205
		Total Communications Equipment				7,175,205

44	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Construction & Engineering – 0.2%

$1,450		AECOM Technology Corporation, 144A	5.750%	10/15/22	BB–	$1,458,164

500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	205,000
		Total Construction & Engineering				1,663,164

		Construction Materials – 0.5%

1,000		Cemex Finance LLC, 144A	9.375%	10/12/22	BB–	1,063,700

1,500		Cemex SAB de CV, 144A, (5)	5.700%	1/11/25	BB–	1,342,500

1,200		Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,188,000

2,000		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,000,000
		Total Construction Materials				5,594,200

		Consumer Finance – 1.6%

3,938		Capital One Bank	3.375%	2/15/23	Baa1	3,830,347

1,500		Credit Acceptance Corporation, 144A, (5)	7.375%	3/15/23	BB	1,533,750

3,500		Discover Bank	4.250%	3/13/26	BBB+	3,543,761

3,215		Discover Financial Services	5.200%	4/27/22	BBB+	3,429,820

1,456		First Data Corporation, 144A	6.750%	11/01/20	BB	1,521,520

3,445		Ford Motor Credit Company	4.250%	9/20/22	BBB–	3,551,929
		Total Consumer Finance				17,411,127

		Containers & Packaging – 1.1%

1,043		Ardagh Finance Holdings SA, 144A	8.625%	6/15/19	CCC+	1,063,988

2,100	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	1,534,283

1,000		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	947,500

3,600		Packaging Corporation of America	3.650%	9/15/24	BBB	3,569,832

1,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	965,000

3,640		Rock–Tenn Company	4.900%	3/01/22	BBB	3,949,753
		Total Containers & Packaging				12,030,356

		Diversified Consumer Services – 0.3%

1,000		Gibson Brands Inc., 144A	8.875%	8/01/18	B–	882,500

1,150		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	523,250

1,500	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	2,294,084
		Total Diversified Consumer Services				3,699,834

		Diversified Financial Services – 1.7%

1,000		Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	1,011,250

5,465		BNP Paribas, (5)	4.250%	10/15/24	A	5,434,309

1,250		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	662,500

1,650		Fly Leasing Limited	6.750%	12/15/20	BB	1,691,250

1,750		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	1,771,875

1,500		Jefferies Finance LLC Corporation, 144A, (5)	7.375%	4/01/20	B1	1,445,700

1,300		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,241,500

Nuveen Investments	45

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services (continued)

$1,745	Nationstar Mortgage LLC Capital Corporation, (5)	7.875%	10/01/20	B+	$1,587,950

3,705	Synchrony Financial	4.250%	8/15/24	BBB–	3,691,195
	Total Diversified Financial Services				18,537,529

	Diversified Telecommunication Services – 3.1%

3,500	AT&T, Inc., (5)	3.000%	6/30/22	A–	3,414,614

1,250	AT&T, Inc., (5)	5.550%	8/15/41	A–	1,268,448

2,390	Axtel SAB de CV, 144A	9.000%	1/31/20	B+	2,162,950

1,280	Brasil Telecom SA, 144A, (5)	5.750%	2/10/22	BB+	595,200

1,000	CenturyLink Inc.	6.750%	12/01/23	BB+	875,000

600	CyrusOne LP Finance	6.375%	11/15/22	B+	610,500

2,000	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	1,935,000

1,550	Frontier Communications Corporation, (5)	8.500%	4/15/20	BB	1,507,375

1,750	GCI Inc.	6.875%	4/15/25	BB–	1,758,750

2,000	IntelSat Jackson Holdings	7.500%	4/01/21	B+	1,845,000

1,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	972,500

2,000	Neptune Finco Corporation, 144A, (WI/DD)	10.125%	1/15/23	B2	2,022,500

1,480	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	1,480,000

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,497,175

6,540	Verizon Communications	5.150%	9/15/23	A–	7,224,673

3,000	Verizon Communications, (5)	3.500%	11/01/24	A–	2,949,630

700	Verizon Communications, (5)	6.550%	9/15/43	A–	827,011
	Total Diversified Telecommunication Services				33,946,326

	Electric Utilities – 1.6%

2,030	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	1,976,814

2,010	Constellation Energy Group	5.150%	12/01/20	BBB+	2,210,351

2,600	Eskom Holdings Limited, 144A, (5)	7.125%	2/11/25	BB+	2,446,418

3,145	Exelon Generation Co. LLC	4.250%	6/15/22	BBB	3,218,634

1,250	FirstEnergy Corporation	4.250%	3/15/23	Baa3	1,256,535

2,615	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,671,335

1,750	Intergen NV, 144A	7.000%	6/30/23	B+	1,487,500

1,700	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	1,462,000

1,000	RJS Power Holdings LLC, 144A	5.125%	7/15/19	Ba3	910,000
	Total Electric Utilities				17,639,587

	Electrical Equipment – 0.2%

2,000	Molex Electronic Technologies LLC, 144A	3.900%	4/15/25	BBB	1,948,988

	Electronic Equipment, Instruments & Components – 0.1%

1,400	Anixter Inc.	5.125%	10/01/21	BB+	1,389,500

46	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Energy Equipment & Services – 1.7%

$1,100		Calfrac Holdings LP, 144A, (5)	7.500%	12/01/20	B	$687,500

1,985		Diamond Offshore Drilling Inc., (5)	5.700%	10/15/39	BBB+	1,438,091

500		Drill Rigs Holdings Inc., 144A, (5)	6.500%	10/01/17	B–	383,125

3,075		Ensco PLC, (5)	4.700%	3/15/21	BBB+	2,589,451

2,500		Ensco PLC, (5)	5.200%	3/15/25	BBB+	1,902,688

500		McDermott International Inc., 144A	8.000%	5/01/21	BB–	417,500

1,835		Nabors Industries Inc., (5)	4.625%	9/15/21	BBB	1,665,661

3,000		Noble Holding International Limited, GDR, (5)	5.950%	4/01/25	BBB	2,347,917

2,000		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,943,000

750		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B+	510,000

2,750		Regency Energy Partners Finance	5.000%	10/01/22	BBB–	2,684,963

750		Seventy Seven Energy Inc.	6.625%	11/15/19	B	466,875

1,385		Weatherford International PLC	7.000%	3/15/38	BBB–	1,105,110
		Total Energy Equipment & Services				18,141,881

		Food & Staples Retailing – 0.6%

1,000		Rite Aid Corporation, 144A	6.125%	4/01/23	B	992,500

1,500		Supervalu Inc., (5)	7.750%	11/15/22	B	1,500,000

1,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B	1,000,000

3,000		Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	2,983,959
		Total Food & Staples Retailing				6,476,459

		Food Products – 1.0%

1,500		BRF Brasil Foods SA, 144A	4.750%	5/22/24	BBB	1,417,500

1,250		Diamond Foods Inc., 144A	7.000%	3/15/19	B–	1,285,156

2,000		Grupo Bimbo SAB de CV, 144A	3.875%	6/27/24	BBB	1,936,920

3,185		Kraft Foods Group Inc.	5.000%	6/04/42	BBB–	3,266,773

1,295		Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB+	1,272,338

2,000		Tyson Foods, (5)	3.950%	8/15/24	BBB	2,037,220
		Total Food Products				11,215,907

		Gas Utilities – 0.2%

1,390		Ferrellgas LP, (5)	6.750%	1/15/22	B+	1,292,700

1,250		Suburban Propane Partners LP, (5)	5.500%	6/01/24	BB–	1,156,250
		Total Gas Utilities				2,448,950

		Health Care Equipment & Supplies – 0.1%

400	EUR	Ephios Bondco PLC, 144A	6.250%	7/01/22	B+	444,017

1,000		Tenet Healthcare Corporation, (5)	4.375%	10/01/21	Ba2	975,000
		Total Health Care Equipment & Supplies				1,419,017

Nuveen Investments	47

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services – 0.4%

$2,000	Aetna Inc.	3.500%	11/15/24	A	$1,989,538

1,750	Kindred Healthcare Inc., (5)	6.375%	4/15/22	B2	1,736,875

1,000	Select Medical Corporation	6.375%	6/01/21	B–	975,000
	Total Health Care Providers & Services				4,701,413

	Hotels, Restaurants & Leisure – 0.8%

1,500	1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	1,522,500

1,250	Caesars Entertainment Resort Properties LLC, (5)	8.000%	10/01/20	B+	1,187,500

1,250	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc.	9.375%	5/01/22	B–	978,125

2,000	Roc Finance LLC and Roc Finance 1 Corporation, 144A	12.125%	9/01/18	B–	2,107,498

1,500	Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	1,477,500

1,650	Wynn Macau Limited, 144A, (5)	5.250%	10/15/21	Ba2	1,432,406
	Total Hotels, Restaurants & Leisure				8,705,529

	Household Durables – 1.1%

1,875	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	1,851,563

1,000	CalAtlantic Group Inc.	5.875%	11/15/24	BB	1,025,000

2,940	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	2,923,762

1,750	KB Home	7.000%	12/15/21	B+	1,754,375

1,000	KB Home	7.625%	5/15/23	B+	1,007,500

1,500	RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	1,500,000

1,800	William Lyon Homes Incorporated, (5)	8.500%	11/15/20	B–	1,930,500
	Total Household Durables				11,992,700

	Household Products – 0.3%

1,300	Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,256,437

2,000	Macys Retail Holdings Inc.	4.500%	12/15/34	BBB+	1,831,856
	Total Household Products				3,088,293

	Independent Power & Renewable Electricity Producers – 0.9%

650	Abengoa Yield PLC, 144A	7.000%	11/15/19	BB	568,750

3,700	AES Corporation	7.375%	7/01/21	BB	3,838,750

1,000	Columbia Pipeline Group, Inc., 144A	4.500%	6/01/25	Baa2	970,711

2,000	Dynegy Inc., (5)	7.625%	11/01/24	B+	2,020,000

1,650	GenOn Energy Inc., (5)	9.500%	10/15/18	B–	1,526,250

1,000	GenOn Energy Inc.	9.875%	10/15/20	B–	930,000
	Total Independent Power & Renewable Electricity Producers				9,854,461

	Industrial Conglomerates – 0.2%

1,000	Alfa SAB de CV, 144A, (5)	5.250%	3/25/24	BBB–	1,020,000

1,000	Stena AB, 144A	7.000%	2/01/24	BB	885,000
	Total Industrial Conglomerates				1,905,000

48	Nuveen Investments

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Insurance – 1.9%

$2,475	AFLAC Insurance	6.450%	8/15/40	A–	$3,049,596

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	2,960,730

3,255	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	2,441,250

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,643,607

3,498	Lincoln National Corporation	4.200%	3/15/22	A–	3,633,698

3,015	Symetra Financial Corporation	4.250%	7/15/24	BBB+	3,061,968

1,830	UnumProvident Corporation	5.625%	9/15/20	BBB	2,058,536
	Total Insurance				20,849,385

	IT Services – 0.2%

1,770	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B–	1,716,900

	Machinery – 1.0%

1,310	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,257,600

1,510	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	1,604,375

3,100	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	3,043,865

3,280	Pentair Finance SA	4.650%	9/15/25	BBB	3,315,522

1,640	Terex Corporation	6.000%	5/15/21	BB	1,586,700
	Total Machinery				10,808,062

	Marine – 0.5%

2,000	Eletson Holdings Inc., 144A, (5)	9.625%	1/15/22	B+	1,810,000

1,000	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	995,000

1,340	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	BB–	1,239,500

1,100	Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	990,000
	Total Marine				5,034,500

	Media – 4.0%

2,750	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	3,281,666

1,500	Altice S.A, 144A	7.750%	5/15/22	B	1,365,000

2,810	CBS Corporation	3.500%	1/15/25	BBB	2,706,238

4,310	CCO Safari II LLC, 144A, (5)	4.908%	7/23/25	BBB–	4,289,325

1,175	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,034,734

740	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	682,650

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	865,000

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,242,209

3,000	Cox Communications Inc., 144A, (5)	3.850%	2/01/25	BBB+	2,841,789

1,500	CSC Holdings Inc.	8.625%	2/15/19	BB	1,545,000

5,335	DIRECTV Holdings LLC	3.800%	3/15/22	A–	5,369,763

1,590	Dish DBS Corporation	5.875%	11/15/24	BB–	1,350,506

1,000	Lee Enterprises Inc., 144A, (5)	9.500%	3/15/22	B2	912,500

1,000	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	995,000

Nuveen Investments	49

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$1,650		Midcontinent Communications Finance Company, 144A	6.875%	8/15/23	B	$1,643,813

2,006		Numericable Group SA, 144A	6.000%	5/15/22	B+	1,933,283

1,750		Radio One Inc., 144A	7.375%	10/15/22	B	1,627,500

1,310		Sinclair Television Group	6.375%	11/01/21	B+	1,316,550

1,000		Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	1,000,625

1,750		Tribune Media Company, 144A, (5)	5.875%	7/15/22	BB–	1,697,500

1,500		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,481,250

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,314,631

1,750		WMG Acquisition Group, 144A, (5)	6.000%	1/15/21	B1	1,750,000
		Total Media				43,246,532

		Metals & Mining – 3.3%

1,500		AK Steel Corporation	8.750%	12/01/18	B+	1,458,975

500		AK Steel Corporation	7.625%	10/01/21	CCC+	268,750

3,055		Alcoa Inc., (5)	5.400%	4/15/21	BBB–	3,131,375

2,500		Allegheny Technologies Inc.	6.625%	8/15/23	Ba2	2,150,000

2,690		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,080,715

2,015		ArcelorMittal, (5)	7.000%	2/25/22	Ba1	1,833,650

1,500		ArcelorMittal, (5)	6.125%	6/01/25	Ba1	1,215,000

2,000		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	1,840,000

1,000		Constellium N.V, 144A	8.000%	1/15/23	B1	885,000

1,475		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	1,283,250

935		First Quantum Minerals Limited, 144A, (5)	6.750%	2/15/20	BB–	626,450

3,165		Freeport McMoRan, Inc., (5)	3.550%	3/01/22	BBB	2,373,750

1,750		Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	1,693,125

2,610		Newmont Mining Corporation, (5)	3.500%	3/15/22	BBB	2,342,595

1,250		Novellis Inc.	8.750%	12/15/20	B	1,203,375

3,000		Teck Resources Limited, (5)	3.750%	2/01/23	Ba1	1,830,000

1,500		Tupy S/A, 144A	6.625%	7/17/24	BB	1,320,000

2,000		Vale Overseas Limited, (5)	4.375%	1/11/22	BBB+	1,763,880

2,000		Westmoreland Coal Co, 144A, (5)	8.750%	1/01/22	B	1,635,000

1,985		Xstrata Finance Canada Limited, 144A	4.250%	10/25/22	BBB	1,565,669

1,265		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	948,750

3,000		Yamana Gold Inc.	4.950%	7/15/24	Baa3	2,680,620
		Total Metals & Mining				36,129,929

		Multiline Retail – 0.3%

1,200		Family Tree Escrow LLC, 144A	5.250%	3/01/20	Ba3	1,230,480

1,500		J.C. Penney Company Inc., (5)	8.125%	10/01/19	B–	1,500,000
		Total Multiline Retail				2,730,480

50	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 9.4%

$740		Amerada Hess Corporation	7.125%	3/15/33	BBB	$822,230

4,170		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	4,411,764

1,600		Antero Resources Corporation	5.125%	12/01/22	BB	1,376,000

3,650		Apache Corporation, (5)	4.250%	1/15/44	BBB+	3,103,416

1,700	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	1,095,541

1,000		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B3	780,000

1,295		Berkshire Hathaway Energy Company	6.125%	4/01/36	A3	1,559,356

2,965		BP Capital Markets PLC	3.814%	2/10/24	A	3,027,879

1,980		California Resources Corporation	5.500%	9/15/21	BB–	1,207,800

1,900		Calumet Specialty Products	7.625%	1/15/22	B+	1,767,000

1,410		Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	1,352,868

1,120		Cenovus Energy Inc., (5)	3.800%	9/15/23	BBB	1,053,124

1,500		Chaparral Energy Inc.	7.625%	11/15/22	CCC+	442,500

500		Chesapeake Energy Corporation	6.875%	11/15/20	BB	367,500

900		Chesapeake Energy Corporation, (5)	6.125%	2/15/21	BB	627,188

1,000		Chesapeake Energy Corporation, (5)	4.875%	4/15/22	BB	652,500

4,300		CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	4,332,680

1,425		Concho Resources Inc.	5.500%	10/01/22	BB+	1,357,313

2,965		Continental Resources Inc.	5.000%	9/15/22	BBB–	2,594,375

1,750		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	1,514,975

1,000		Denbury Resources Inc., (5)	5.500%	5/01/22	BB–	595,000

1,400		Energy Transfer Equity LP	5.875%	1/15/24	BB+	1,260,700

1,000		Energy Transfer Equity LP	5.500%	6/01/27	BB+	830,000

2,315		EnLink Midstream Partners LP	4.150%	6/01/25	BBB	2,123,575

1,450		EnQuest PLC, 144A	7.000%	4/15/22	B–	899,000

1,500		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	1,020,000

2,000		Gibson Energy, 144A	6.750%	7/15/21	BB	1,922,500

1,500		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,320,000

750		Halcon Resources Corporation. `	8.875%	5/15/21	Caa3	225,000

2,300		Hess Corporation, (5)	3.500%	7/15/24	BBB	2,129,177

2,415		Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	2,194,742

600		Kinder Morgan Energy Partners, LP	6.950%	1/15/38	BBB–	594,551

5,000		Marathon Petroleum Corporation, (5)	3.625%	9/15/24	BBB	4,832,048

1,660		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,535,500

2,000		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,565,000

1,000		Memorial Production Partners LP Finance Corporation	7.625%	5/01/21	B–	675,000

2,000		MPLX LP	4.000%	2/15/25	BBB–	1,834,524

2,060		Newfield Exploration Company, (5)	5.375%	1/01/26	BBB–	1,884,900

Nuveen Investments	51

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,550		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	$1,410,500

1,000		Niska Gas Storage Canada ULC Finance Corporation, (5)	6.500%	4/01/19	CCC+	880,000

500		Northern Oil and Gas Inc., (5)	8.000%	6/01/20	B–	371,875

1,750		Oasis Petroleum Inc., (5)	6.875%	3/15/22	B+	1,386,525

1,130	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	BB–	796,081

1,245		Penn Virginia Corporation	8.500%	5/01/20	CCC	322,144

1,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	949,969

1,275		Petro Canada	6.800%	5/15/38	A–	1,567,695

3,000		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	3,273,543

1,720		Rose Rock Midstream LP / Rose Rock Finance Corporation, (5)	5.625%	7/15/22	B1	1,513,600

1,750		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	1,623,125

1,000		Seven Generations Energy Limited, 144A, (5)	6.750%	5/01/23	B2	860,000

1,845		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	AA–	1,868,182

2,600		Southeast Supply Header LLC, 144A	4.250%	6/15/24	BBB–	2,528,162

1,445		Southwestern Energy Company	4.100%	3/15/22	BBB–	1,307,148

1,250		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,200,000

1,520		Targa Resources Inc., (5)	4.250%	11/15/23	BB+	1,265,400

1,500		Tesoro Logistics LP Finance Corporation, 144A	5.500%	10/15/19	BB	1,470,000

1,900		Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	1,874,998

1,000		Transocean Inc., (5)	6.375%	12/15/21	BB+	745,920

4,100		Transocean Inc., (5)	4.300%	10/15/22	BB+	2,531,750

3,325		Valero Energy Corporation, (5)	3.650%	3/15/25	BBB	3,193,398

875		Vanguard Natural Resources Finance, (5)	7.875%	4/01/20	B	531,563

1,250		Western Refining Inc.	6.250%	4/01/21	B+	1,212,500

1,500		Whiting Petroleum Corporation	5.750%	3/15/21	Ba2	1,298,250

2,875		Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,600,593

2,000		WPX Energy Inc., (5)	7.500%	8/01/20	Ba1	1,830,000
		Total Oil, Gas & Consumable Fuels				101,300,147

		Paper & Forest Products – 0.8%

3,100		Domtar Corporation	6.750%	2/15/44	BBB–	3,105,100

1,500		Mercer International Inc., (5)	7.750%	12/01/22	B+	1,515,000

1,750		Resolute Forest Products	5.875%	5/15/23	BB–	1,303,750

1,500		Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	1,516,875

1,000		Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	750,000
		Total Paper & Forest Products				8,190,725

		Personal Products – 0.5%

1,000		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	1,050,000

2,915		International Paper Company	8.700%	6/15/38	BBB	3,918,247
		Total Personal Products				4,968,247

52	Nuveen Investments

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Pharmaceuticals – 0.5%

$2,000	Endo Finance LLC, 144A	5.750%	1/15/22	B1	$1,980,000

1,950	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	1,939,031

1,000	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	955,625
	Total Pharmaceuticals				4,874,656

	Professional Services – 0.1%

1,500	CEB Inc., 144A	5.625%	6/15/23	BB–	1,496,250

	Real Estate Investment Trust – 2.3%

3,070	American Tower Company	5.000%	2/15/24	BBB	3,225,496

1,500	Communications Sales & Leasing Inc., 144A, (5)	6.000%	4/15/23	BBB–	1,335,000

500	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	427,500

3,500	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	3,383,438

2,060	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	2,082,403

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,119,880

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,536,362

2,125	Prologis Inc.	6.875%	3/15/20	BBB+	2,470,449

2,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A, (5)	5.250%	12/01/21	B	2,015,000

3,000	Senior Housing Properties Trust	4.750%	5/01/24	BBB–	3,007,692

1,425	Sovereign Bank	8.750%	5/30/18	BBB	1,627,169

1,795	Vereit Operating Partner	4.600%	2/06/24	BB+	1,723,200
	Total Real Estate Investment Trust				24,953,589

	Real Estate Management & Development – 0.4%

500	Crescent Resources LLC, 144A	10.250%	8/15/17	B+	511,250

2,000	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,880,000

500	Kaisa Group Holdings Limited, 144A, (8)	8.875%	3/19/18	N/R	240,000

1,315	Mattamy Group Corporation, 144A, (5)	6.500%	11/15/20	BB	1,275,550
	Total Real Estate Management & Development				3,906,800

	Road & Rail – 0.3%

1,000	Hertz Corporation, (5)	7.375%	1/15/21	B	1,032,500

1,750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	1,732,500
	Total Road & Rail				2,765,000

	Semiconductors & Semiconductor Equipment – 0.1%

1,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	620,000

1,000	NXP BV, 144A	5.750%	3/15/23	BB	1,040,000
	Total Semiconductors & Semiconductor Equipment				1,660,000

	Software – 0.9%

1,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,212,188

2,395	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,470,181

2,065	Open Text Corporation, 144A	5.625%	1/15/23	BB	2,048,222

Nuveen Investments	53

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Software (continued)

$1,100	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	$1,032,625

1,000	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	1,017,500

2,500	Total System Services Inc.	3.750%	6/01/23	BBB+	2,445,263
	Total Software				10,225,979

	Specialty Retail – 1.2%

2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	2,038,432

2,000	Bed Bath and Beyond Incorporated, (5)	3.749%	8/01/24	A–	2,017,728

1,150	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	1,213,250

1,175	Guitar Center Inc., 144A, (5)	6.500%	4/15/19	B–	1,081,000

1,250	Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A, (5)	8.000%	10/15/21	CCC+	1,287,500

4,485	Signet UK Finance PLC	4.700%	6/15/24	BBB–	4,529,379

1,000	The Men’s Warehouse Inc.	7.000%	7/01/22	B2	1,030,130
	Total Specialty Retail				13,197,419

	Technology Hardware, Storage & Peripherals – 0.4%

3,970	Hewlett Packard Enterprise Co, 144A, (WI/DD)	4.900%	10/15/25	A–	3,959,080

950	NCR Corporation	6.375%	12/15/23	BB	931,000
	Total Technology Hardware, Storage & Peripherals				4,890,080

	Textiles, Apparel & Luxury Goods – 0.4%

1,750	Avintiv Specialty Materials Inc.	6.875%	6/01/19	CCC+	1,856,050

2,195	Levi Strauss & Company, (5)	5.000%	5/01/25	BB	2,151,100
	Total Textiles, Apparel & Luxury Goods				4,007,150

	Tobacco – 0.7%

1,006	Altria Group Inc.	9.950%	11/10/38	BBB+	1,608,626

2,800	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	2,733,931

3,765	Reynolds American Inc.	3.250%	11/01/22	BBB–	3,745,799
	Total Tobacco				8,088,356

	Trading Companies & Distributors – 0.7%

1,995	Air Lease Corporation, (5)	3.875%	4/01/21	BBB–	2,019,938

750	Beacon Roofing Supply Inc., 144A, (WI/DD)	6.375%	10/01/23	B+	751,875

2,237	United Rentals North America Inc.	7.375%	5/15/20	BB–	2,348,850

2,000	United Rentals North America Inc., (5)	4.625%	7/15/23	BB+	1,937,500
	Total Trading Companies & Distributors				7,058,163

	Wireless Telecommunication Services – 1.5%

1,000	Altice Financing SA, 144A	6.625%	2/15/23	BB–	961,875

2,000	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	1,865,000

3,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	2,884,707

750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	780,000

2,300	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	2,075,750

54	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Wireless Telecommunication Services (continued)

$1,000		Softbank Corporation, 144A	4.500%	4/15/20	BB+	$968,400

3,750		Sprint Corporation	7.250%	9/15/21	B+	3,070,313

1,350		Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,319,625

1,225		T-Mobile USA Inc.	6.731%	4/28/22	BB	1,221,938

1,000		Wind Acquisition Finance SA>, 144A	4.750%	7/15/20	BB	990,000
		Total Wireless Telecommunication Services				16,137,608
		Total Corporate Bonds (cost $803,369,073)				767,621,956

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.3%

		Banks – 4.5%

$1,000		Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (10)	BB	$1,056,250

4,895		Barclays PLC	8.250%	N/A (10)	BB+	5,098,373

2,090	EUR	Barclays PLC	6.500%	N/A (10)	BB+	2,285,892

2,000		Citigroup Inc.	8.400%	N/A (10)	BB+	2,242,000

1,525		Fifth Third Bancorp.	5.100%	N/A (10)	Baa3	1,395,375

6,000		General Electric Capital Corporation	7.125%	N/A (10)	A+	6,930,000

4,488		HSBC Holdings PLC	6.375%	N/A (10)	BBB	4,291,650

2,000		ING Groep N.V	6.000%	N/A (10)	Ba1	1,962,500

1,448		Lloyd’s Banking Group PLC	7.500%	N/A (10)	BB+	1,478,263

4,230		Nordea Bank AB, 144A	6.125%	N/A (10)	BBB	4,166,550

3,000		Royal Bank of Scotland Group PLC	7.500%	N/A (10)	BB–	2,993,430

2,000		Societe Generale, 144A, (5)	7.875%	N/A (10)	BB+	1,952,500

1,500		Societe Generale, 144A	1.074%	N/A (10)	BB+	1,380,000

2,620		SunTrust Bank Inc., (5)	5.625%	N/A (10)	Baa3	2,620,000

5,585		Wachovia Capital Trust III	5.570%	N/A (10)	BBB	5,473,579

3,000		Wells Fargo & Company	5.875%	N/A (10)	BBB	3,071,250
		Total Banks				48,397,612

		Capital Markets – 1.3%

4,000		Credit Suisse Group AG, 144A	7.500%	N/A (10)	BB+	4,165,000

1,045		Deutsche Bank AG, (5)	7.500%	N/A (10)	BB+	995,363

1,495		Goldman Sachs Capital II	4.000%	N/A (10)	Ba1	1,080,138

3,020		State Street Corporation	5.250%	N/A (10)	Baa1	3,020,000

4,800		UBS Group AG, Reg S	7.125%	N/A (10)	BB+	4,926,000
		Total Capital Markets				14,186,501

Nuveen Investments	55

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Consumer Finance – 0.7%

$2,620	American Express Company	5.200%	N/A (10)	Baa2	$2,594,586

2,250	American Express Company	4.900%	N/A (10)	Baa2	2,161,575

2,825	Capital One Financial Corporation	5.550%	N/A (10)	Baa3	2,789,688
	Total Consumer Finance				7,545,849

	Diversified Financial Services – 0.6%

1,500	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (10)	Ba3	1,305,000

3,610	BNP Paribas, 144A	7.375%	N/A (10)	BBB–	3,632,563

1,170	Rabobank Nederland, 144A	11.000%	N/A (10)	Baa2	1,438,515
	Total Diversified Financial Services				6,376,078

	Electric Utilities – 0.1%

1,570	Electricite de France, 144A	5.250%	N/A (10)	Baa1	1,511,125

	Food Products – 0.3%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	2,842,550

	Industrial Conglomerates – 0.0%

1,000	OAS Financial Limited, 144A	0.000%	N/A (10)	N/R	85,000

	Insurance – 0.8%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,553,023

2,050	Catlin Insurance Company Limited, 144A	7.249%	N/A (10)	BBB+	1,775,813

1,985	Genworth Financial Inc.	6.150%	11/15/66	Ba2	913,100

1,435	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,409,438

3,000	Sirius International Group Limited, 144A	7.506%	N/A (10)	BBB–	3,030,000
	Total Insurance				8,681,374
	Total $1,000 Par (or similar) Institutional Preferred (cost $91,730,901)				89,626,089

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 7.1%

$1,185	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,262,365

1,250	American Homes 4 Rent, Series 2014-SFR1	2.350%	6/17/31	Baa2	1,223,628

2,374	American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	2,472,723

2,270	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	2,609,998

34	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	32,251

1,200	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	1,170,835

770	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	590,227

4,657	Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	4,601,585

3,000	Commercial Mortgage pass-through Certificates, Series 2014-SAVA	2.607%	6/15/34	A	2,980,140

56	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,940		Commercial Mortgage Pass-Through Certificates 2015-CR22	4.266%	3/12/48	A–	$3,762,200

2,860		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26, (WI/DD)	4.645%	10/10/48	A–	2,741,131

245		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	246,738

571		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	520,200

1,485		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	1,596,314

482		Countrywide Home Loan Mortgage pass-through Trust, Series 2004-2	2.373%	2/25/34	BB+	465,103

1,213		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	1,136,215

175		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	186,223

424		Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/01/24	Aaa	30,931

335		Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	373,259

1,153		Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	1,286,179

132		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	143,589

144		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	159,862

50		Fannie Mae Mortgage Pool 725553	2.299%	9/01/33	Aaa	53,333

204		Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	230,121

79		Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	89,606

59		Fannie Mae Mortgage Pool 735606	1.822%	5/01/35	Aaa	61,960

53		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	58,909

258		Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	288,994

279		Fannie Mae Mortgage Pool 745548	2.374%	1/01/35	Aaa	292,425

59		Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	66,832

142		Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	169,469

79		Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	82,666

231		Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	260,090

56		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	64,238

—	(11)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	226

167		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	190,609

19		Fannie Mae Mortgage Pool 905597	5.785%	12/01/36	Aaa	20,512

553		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	600,688

88		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	99,305

57		Fannie Mae Mortgage Pool 946228	6.159%	9/01/37	Aaa	60,870

—	(11)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	112

346		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	386,875

291		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	324,037

155		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	159,375

8,000		Fannie Mae TBA, (WI/DD)	3.500%	TBA	Aaa	8,345,250

Nuveen Investments	57

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,120	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.189%	7/25/25	Aaa	$3,110,612

554	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.747%	2/25/48	Aaa	553,900

13	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.306%	1/01/37	Aaa	13,955

5	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	5,355

741	Freddie Mac Gold Pool 1K1238	2.500%	7/01/36	Aaa	792,433

388	Freddie Mac Gold Pool 1L0117	2.685%	10/01/29	Aaa	406,035

188	Freddie Mac Gold Pool 847240	2.371%	7/01/30	Aaa	195,863

118	Freddie Mac Gold Pool 847411	2.297%	5/01/33	Aaa	122,943

1,412	Freddie Mac Gold Pool 848289	2.437%	5/01/38	Aaa	1,504,360

343	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	401,513

65	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	72,118

1,405	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	A–	1,443,875

19	Freddie Mac Non Gold Participation Certificates 847681	2.254%	12/01/36	Aaa	19,978

3,430	Goldman Sachs Mortgage Securities Trust, Mortgage pass-through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	2,640,534

90	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	93,426

8	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A2	7,594

1,470	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,494,819

261	IndyMac INDX Mortgage Loan Trust, pass-through Certificates, Series 2005-AR1	2.475%	3/25/35	BBB+	260,501

3,910	Invitation Homes Trust 2014-SFR1	2.807%	6/19/31	Baa2	3,883,850

965	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.474%	6/25/37	CCC	871,284

1,370	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.842%	5/15/48	BBB–	1,092,560

5,369	JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1	2.449%	11/25/24	BBB–	5,389,096

493	Lehman Mortgage Trust, Mortgage pass-through Certificates, Series 2008-6	5.370%	4/25/38	BB+	500,320

2,809	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	2,930,391

230	Merrill Lynch Mortgage Investors Inc., Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	AA	238,548

1,000	ML_CFC Commercial Mortgage Trust, pass-through Certificates, Series 2007-8	6.073%	8/12/49	BB	1,037,747

1,955	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22	4.385%	4/17/48	BBB–	1,638,656

190	Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	189,338

490	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.359%	10/28/36	N/R	472,304

126	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	113,639

107	Sequoia Mortgage Trust, Mortgage pass-through Certificates, Series 2011-1	4.125%	2/25/41	AAA	107,676

58	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$427		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.643%	10/20/35	D	$371,613

312		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.377%	8/25/38	AA	329,576

3,429		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-pass-through Certificates, Series 2015-C26	3.586%	2/18/48	BBB–	2,708,622

20		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.682%	10/25/35	A+	20,000
$77,956		Total Asset-Backed and Mortgage-Backed Securities (cost $75,032,465)				76,533,232

Shares		Description (1), (12)				Value

		INVESTMENT COMPANIES – 0.1%

36,000		Blackrock Credit Allocation Income Trust IV				$438,120

40,000		CBRE Clarion Global Real Estate Income Fund				295,200
		Total Investment Companies (cost $700,232)				733,320

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 8.1%

		Colombia – 0.1%

$850		Republic of Colombia	8.125%	5/21/24	BBB	$1,040,400

		Costa Rica – 0.4%

5,200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	4,595,500

		Dominican Republic – 0.4%

4,800		Dominican Republic, 144A	5.500%	1/27/25	BB–	4,632,000

		Indonesia – 0.3%

3,400	EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	3,637,715

		Mexico – 2.7%

107,000	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	7,015,640

71,750	MXN	Mexico Bonos de DeSarrollo	6.500%	6/10/21	A	4,444,375

122,550	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	8,169,273

60,500	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	4,558,921

84,800	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	5,528,817
		Total Mexico				29,717,026

		Poland – 0.4%

15,000	PLN	Republic of Poland	3.250%	7/25/19	A	4,099,267

		South Africa – 3.7%

105,000	ZAR	Republic of South Africa	8.000%	12/21/18	BBB+	7,656,132

3,250	ZAR	Republic of South Africa, (5)	5.875%	9/16/25	Baa2	3,461,250

Nuveen Investments	59

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon		Maturity	Ratings (4)	Value

		South Africa (continued)

$253,500	ZAR	Republic of South Africa	10.500%		12/21/26	BBB+	$20,969,975

124,800	ZAR	Republic of South Africa	7.000%		2/28/31	BBB+	7,573,460
		Total South Africa					39,660,817

		Uruguay – 0.1%

850		Republic of Uruguay	5.100%		6/18/50	BBB	745,875
		Total Sovereign Debt (cost $113,402,568)					88,128,600
		Total Long-Term Investments (cost $1,118,293,159)					1,054,602,406

Shares		Description (1)	Coupon				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 13.1%

		Money Market Funds – 13.1%

142,099,154		Mount Vernon Securities Lending Trust Prime Portfolio, (14)	0.237	% (13)			$142,099,154
		Total Investments Purchased with Collateral from Securities Lending (cost $142,099,154)					142,099,154

Shares		Description (1)	Coupon				Value

		SHORT-TERM INVESTMENTS – 1.4%

		Money Market Funds – 1.4%

14,953,251		First American Treasury Obligations Fund, Class Z	0.000%	(13)			$14,953,251
		Total Short-Term Investments (cost $14,953,251)					14,953,251
		Total Investments (cost $1,275,345,564) – 112.0%					1,211,654,811
		Other Assets Less Liabilities – (12.0)% (15)					(130,002,137)
		Net Assets Applicable to Common Shares – 100%					$1,081,652,674

60	Nuveen Investments

Investments in Derivatives as of September 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Bank of America	Euro	11,610,000	U.S. Dollar	13,438,227	10/30/15	$459,271
Bank of America	Hungarian Forint	2,632,000,000	U.S. Dollar	9,497,176	11/30/15	119,078
Bank of America	Japanese Yen	4,890,000,000	U.S. Dollar	40,580,239	10/30/15	(196,724)
Bank of America	Mexican Peso	470,160,000	U.S. Dollar	28,207,343	11/20/15	512,361
Bank of America	Pound Sterling	1,530,000	U.S. Dollar	2,322,896	11/23/15	9,037
Bank of America	U.S. Dollar	10,779,981	Japanese Yen	1,300,000,000	10/30/15	60,520
Bank of America	U.S. Dollar	10,674,279	Japanese Yen	1,281,000,000	10/30/15	7,784
Bank of America	U.S. Dollar	4,627,927	Mexican Peso	79,300,000	11/20/15	43,274
Bank of America	U.S. Dollar	3,757,098	Mexican Peso	63,800,000	11/20/15	1,069
Bank of America	U.S. Dollar	9,414,121	Hungarian Forint	2,632,000,000	11/30/15	(36,022)
Citigroup	Euro	15,956,000	U.S. Dollar	18,009,697	11/20/15	166,083
Citigroup	Swedish Krona	82,500,000	U.S. Dollar	9,883,731	10/09/15	25,180
Citigroup	U.S. Dollar	9,445,844	Swedish Krona	82,500,000	10/09/15	412,708
Citigroup	U.S. Dollar	1,204,740	Euro	1,080,000	11/20/15	3,025
Citigroup	U.S. Dollar	580,928	Euro	520,000	11/20/15	588
Goldman Sachs	Canadian Dollar	7,559,000	U.S. Dollar	5,717,181	10/30/15	53,779
Morgan Stanley	South African Rand	92,600,000	U.S. Dollar	6,900,406	11/20/15	278,288
Nomura Securities	South African Rand	421,950,000	U.S. Dollar	32,041,887	10/30/15	1,755,931
UBS	Polish Zloty	29,610,000	U.S. Dollar	8,026,783	10/30/15	242,472
UBS	U.S. Dollar	3,701,345	Polish Zloty	14,000,000	10/30/15	(20,820)
						$3,896,882

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (17)	Current Credit Spread (18)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation Depreciation
Citigroup*	Markit iTraxx Europe Crossover	Sell	3.84%	$14,000,000	5.000%	6/20/20	$767,331	$94,582	$(444,822)
*	Citigroup is the clearing broker for this transaction.

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Bank of America*	$19,000,000	Receive	3-Month USD-LIBOR-ICE	1.573%	Semi-Annually	10/10/18	$(430,549)	$20,920	$(430,843)
JPMorgan	21,000,000	Receive	3-Month USD-LIBOR-ICE	2.113	Semi-Annually	2/21/22	(677,400)	N/A	(677,400)
JPMorgan	10,800,000	Receive	3-Month USD-LIBOR-ICE	2.078	Semi-Annually	2/19/23	(268,927)	N/A	(268,927)
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR-ICE	2.739	Semi-Annually	11/21/23	(1,343,989)	75,737	(1,344,425)
JPMorgan*	32,000,000	Receive	3-Month USD-LIBOR-ICE	2.354	Semi-Annually	5/21/25	(1,323,728)	166,010	(1,323,728)
Morgan Stanley*	26,000,000	Receive	3-Month USD-LIBOR-ICE	2.743	Semi-Annually	4/15/24	(2,120,884)	122,278	(2,120,884)
	$125,800,000						$(6,165,477)	$384,945	$(6,166,207)
*	Citigroup is the clearing broker for this transactions.

Nuveen Investments	61

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Investments in Derivatives as of September 30, 2015 (continued)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	Short	(28)	12/15	$(3,374,438)	$5,322	$(24,349)
U.S. 10-Year Treasury Note	Short	(1,205)	12/15	(155,124,922)	122,091	(1,751,413)
U.S. Treasury Long Bond	Long	14	12/15	2,202,813	(22,676)	19,419
U.S. Treasury Ultra Bond	Long	284	12/15	45,555,375	(214,568)	(9,230)
				$(110,741,172)	$(109,831)	$(1,765,573)
*	Total aggregate Notional Amount at Value of long and short positions is $47,758,188 and $(158,499,360), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993		$5,993
Convertible Preferred Securities	1,240,650	—	—		1,240,650
Variable Rate Senior Loan Interests	—	13,641,816	—		13,641,816
$25 Par (or similar) Retail Preferred	12,883,888	4,186,862	—		17,070,750
Corporate Bonds	—	767,621,956	—	*	767,621,956
$1,000 Par (or similar) Institutional Preferred	—	89,626,089	—		89,626,089
Asset-Backed and Mortgage-Backed Securities	—	76,533,232	—		76,533,232
Investment Companies	733,320	—	—		733,320
Sovereign Debt	—	88,128,600	—		88,128,600
Investments Purchased with Collateral from Securities Lending	142,099,154	—	—		142,099,154
Short-Term Investments:
Money Market Funds	14,953,251	—	—		14,953,251
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	3,896,882	—		3,896,882
Credit Default Swaps*	—	(444,822)	—		(444,822)
Interest Rate Swaps*	—	(6,166,207)	—		(6,166,207)
Futures Contracts*	(1,765,573)	—	—		(1,765,573)
Total	$170,144,690	$1,037,024,408	$5,993		$1,207,175,091
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

62	Nuveen Investments

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $1,275,663,277.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$15,620,454
Depreciation	(79,628,920)
Net unrealized appreciation (depreciation) of investments	$(64,008,466)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $136,553,652.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Principal Amount (000) rounds to less than $1,000.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(16)	For fair value measurement disclosure purposes, investment classified as Level 2.

(17)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(18)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

PLN	Polish Zloty

ZAR	South African Rand

(I/O)	Interest only.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

GDR	Global Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	63

Nuveen Short Term Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 46.2%

	Airlines – 1.2%

$2,221	American Airlines Pass-Through Trust 2013-2C, 144A	6.000%	1/15/17	BB	$2,276,046

2,113	Delta Air Lines Pass-Through Certificates Series 2012-1A	4.750%	5/07/20	A	2,228,734

1,470	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A, (3)	6.875%	5/07/19	BBB	1,579,806

358	Delta Airlines	5.300%	4/15/19	A	379,782

1,002	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,117,412

823	US Airways Pass-Through Trust	7.076%	3/20/21	A	895,461
7,987	Total Airlines				8,477,241

	Auto Components – 0.2%

1,353	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	1,359,765

	Automobiles – 1.1%

3,135	Daimler Finance NA LLC, 144A	1.875%	1/11/18	A–	3,114,275

2,000	General Motors Financial Company Inc.	3.200%	7/13/20	BBB–	1,973,062

3,000	Volkswagen Group of America Finance LLC, 144A	1.600%	11/20/17	A–	2,878,344
8,135	Total Automobiles				7,965,681

	Banks – 8.3%

2,250	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A1	2,321,822

7,820	Bank of America Corporation	5.650%	5/01/18	A	8,532,454

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa2	3,299,415

2,115	Barclays Bank PLC	5.000%	9/22/16	A2	2,194,285

3,525	BB&T Corporation	1.450%	1/12/18	A+	3,516,840

930	Citigroup Inc.	6.125%	11/21/17	A	1,013,744

2,000	Credit Agricole SA, 144A, (3)	3.000%	10/01/17	A	2,057,102

2,000	Fifth Third Bancorp.	4.500%	6/01/18	A–	2,127,804

7,600	General Electric Capital Corporation	5.625%	5/01/18	AA+	8,413,653

2,000	HSBC USA Inc.	1.625%	1/16/18	AA–	1,994,320

1,500	ING Bank NV, 144A	3.750%	3/07/17	A1	1,548,858

7,000	JPMorgan Chase & Company	6.000%	1/15/18	A+	7,648,739

3,000	KeyCorp.	2.300%	12/13/18	A–	3,016,074

2,000	Nordea Bank AB, 144A	3.125%	3/20/17	AA–	2,053,990

2,000	Societe Generale	2.750%	10/12/17	A	2,039,530

6,105	Wells Fargo & Company	2.125%	4/22/19	AA–	6,148,614
55,150	Total Banks				57,927,244

	Beverages – 0.3%

2,000	Heineken NV, 144A	1.400%	10/01/17	BBB+	1,999,044

64	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Biotechnology – 0.4%

$1,000	Baxalta Inc., 144A	2.000%	6/22/18	BBB+	$996,999

1,665	Biogen Inc.	2.900%	9/15/20	A–	1,681,850
2,665	Total Biotechnology				2,678,849

	Capital Markets – 3.3%

2,840	Deutsche Bank AG London	2.500%	2/13/19	A	2,851,831

8,660	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	9,537,662

4,995	Morgan Stanley, (3)	5.950%	12/28/17	A	5,443,346

2,250	Nomura Holdings Incorporated	2.750%	3/19/19	BBB+	2,285,415

3,000	UBS AG Stamford	1.800%	3/26/18	A	2,998,476
21,745	Total Capital Markets				23,116,730

	Chemicals – 1.6%

2,215	Eastman Chemical Company	2.400%	6/01/17	BBB	2,244,289

2,635	Ecolab Inc.	1.450%	12/08/17	BBB+	2,622,036

1,665	Ineos Group Holdings SA, 144A, (3)	6.125%	8/15/18	B–	1,569,263

2,000	Petrologistics LP Finance Corporation	6.250%	4/01/20	AA–	2,105,000

2,750	Sherwin-Williams Company	1.350%	12/15/17	A	2,740,040
11,265	Total Chemicals				11,280,628

	Commercial Services & Supplies – 0.5%

1,250	ADT Corporation, (3)	4.125%	4/15/19	BBB–	1,256,250

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,045,532
3,250	Total Commercial Services & Supplies				3,301,782

	Consumer Finance – 1.1%

1,200	Ally Financial Inc	8.000%	12/31/18	BB	1,323,000

2,750	American Express Company	1.550%	5/22/18	A+	2,734,449

2,000	Ford Motor Credit Company	1.500%	1/17/17	BBB–	1,993,060

2,000	Navient Corporation, (3)	5.000%	10/26/20	BB	1,676,600
7,950	Total Consumer Finance				7,727,109

	Diversified Financial Services – 1.3%

2,570	BNP Paribas	2.700%	8/20/18	A+	2,628,948

1,250	Fly Leasing Limited	6.750%	12/15/20	BB	1,281,250

1,000	Rabobank Nederland Utrecht	3.375%	1/19/17	Aa2	1,027,742

1,500	Rabobank Nederland, (3)	2.250%	1/14/19	Aa2	1,514,228

1,000	Synchrony Financial	1.875%	8/15/17	BBB–	1,000,309

1,575	Voya Financial Inc.	2.900%	2/15/18	BBB	1,608,198
8,895	Total Diversified Financial Services				9,060,675

	Diversified Telecommunication Services – 1.7%

2,300	AT&T, Inc.	1.400%	12/01/17	A–	2,289,330

1,250	Frontier Communications Corporation	8.125%	10/01/18	BB	1,281,250

Nuveen Investments	65

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	$3,435,021

4,730	Verizon Communications, (3)	3.650%	9/14/18	A–	4,985,846
11,700	Total Diversified Telecommunication Services				11,991,447

	Energy Equipment & Services – 1.0%

750	Drill Rigs Holdings Inc., 144A, (3)	6.500%	10/01/17	B–	574,688

2,775	Nabors Industries Inc.	6.150%	2/15/18	Baa2	2,922,636

2,000	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	2,063,800

1,500	SESI, LLC	7.125%	12/15/21	BBB–	1,471,875
7,025	Total Energy Equipment & Services				7,032,999

	Food & Staples Retailing – 0.9%

1,250	Supervalu Inc., (3)	6.750%	6/01/21	B	1,212,500

2,015	Sysco Corporation	2.600%	10/01/20	A2	2,016,723

3,050	Walgreens Boots Alliance, Inc.	1.750%	11/17/17	BBB	3,061,300
6,315	Total Food & Staples Retailing				6,290,523

	Food Products – 1.2%

1,065	Kraft Heinz Foods Company, 144A	2.000%	7/02/18	BBB–	1,066,484

2,500	Mondelez International Inc.	2.250%	2/01/19	Baa1	2,515,658

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,518,845

2,000	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A–	2,054,566
8,065	Total Food Products				8,155,553

	Gas Utilities – 0.4%

1,250	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,265,625

1,300	Ferrellgas LP	8.625%	6/15/20	B–	1,300,000
2,550	Total Gas Utilities				2,565,625

	Health Care Equipment & Supplies – 0.5%

3,260	Becton Dickinson & Company	1.800%	12/15/17	BBB+	3,274,289

	Health Care Providers & Services – 1.7%

3,000	Aetna Inc.	1.500%	11/15/17	A	3,002,973

3,000	Cardinal Health Inc.	2.400%	11/15/19	A–	3,036,474

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,515,000

1,300	Iasis Healthcare Capital Corporation, (3)	8.375%	5/15/19	CCC+	1,337,375

1,750	Wellpoint Inc.	1.875%	1/15/18	A	1,750,681

1,500	Zoetis Incorporated	1.875%	2/01/18	Baa2	1,495,382
12,050	Total Health Care Providers & Services				12,137,885

	Hotels, Restaurants & Leisure – 0.4%

1,100	International Game Technology	7.500%	6/15/19	BB+	1,160,500

1,250	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,290,625
2,350	Total Hotels, Restaurants & Leisure				2,451,125

66	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.1%

$750	William Lyon Homes Incorporated	8.500%	11/15/20	B–	$804,375

	Household Products – 0.3%

1,997	Federated Retail Holdings Inc., Macy’s Inc.	5.900%	12/01/16	BBB+	2,101,006

	Independent Power & Renewable Electricity Producers – 0.2%

1,300	Dynegy Inc., (3)	6.750%	11/01/19	B+	1,303,250

	Insurance – 1.4%

3,380	AFLAC Insurance	2.650%	2/15/17	A–	3,451,903

2,700	Prudential Financial Inc.	6.000%	12/01/17	A	2,952,933

1,000	Security Benefit Life Insurance Company, 144A	8.750%	5/15/16	BBB	1,040,975

2,000	Sirius International Group Limited, 144A	6.375%	3/20/17	BBB	2,089,316
9,080	Total Insurance				9,535,127

	Internet & Catalog Retail – 0.4%

2,695	Amazon.com Incorporated	1.200%	11/29/17	AA–	2,683,748

	Life Sciences Tools & Services – 0.4%

2,520	Thermo Fischer Scientific Inc.	1.300%	2/01/17	BBB	2,518,664

	Machinery – 0.2%

1,500	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,440,000

	Media – 2.6%

2,600	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	2,840,409

2,000	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	1,985,268

4,000	Comcast Corporation	5.875%	2/15/18	A–	4,399,360

3,370	DIRECTV Holdings LLC, (3)	2.400%	3/15/17	A–	3,414,548

1,600	Discovery Communications Inc.	5.625%	8/15/19	Baa2	1,785,566

1,500	Dish DBS Corporation	4.250%	4/01/18	BB–	1,456,875

1,500	Numericable Group SA, 144A, (3)	4.875%	5/15/19	B+	1,451,250

1,000	Thomson Reuters Corporation	1.300%	2/23/17	BBB+	997,896
17,570	Total Media				18,331,172

	Metals & Mining – 1.9%

1,250	Alcoa Inc.	6.150%	8/15/20	BBB–	1,287,500

1,250	ArcelorMittal	5.250%	2/25/17	BB+	1,237,500

2,242	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc.	6.125%	6/15/19	BBB	2,085,060

2,500	Nucor Corporation	5.850%	6/01/18	A–	2,727,973

1,735	Rio Tinto Finance USA PLC, (3)	1.625%	8/21/17	A–	1,728,976

2,000	Teck Resources Limited	3.850%	8/15/17	BBB–	1,760,000

2,500	Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	2,323,603
13,477	Total Metals & Mining				13,150,612

Nuveen Investments	67

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi–Utilities – 0.4%

$2,665	Sempra Energy	2.300%	4/01/17	BBB+	$2,694,478

	Oil, Gas & Consumable Fuels – 3.8%

1,625	Anadarko Petroleum Corporation	5.950%	9/15/16	BBB	1,688,733

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB	1,079,130

1,345	Calumet Specialty Products, (3)	6.500%	4/15/21	B+	1,210,500

3,000	Canadian Natural Resources Limited	1.750%	1/15/18	BBB+	2,965,443

2,000	CNOOC Finance 2014 ULC	1.625%	4/30/17	AA–	1,996,276

2,000	Kinder Morgan Inc., Delaware	7.000%	6/15/17	BBB–	2,132,070

4,345	Phillips 66	2.950%	5/01/17	A3	4,445,117

1,465	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	1,358,788

3,000	Sinopec Group Overseas Development 2014 Limited, 144A	1.063%	4/10/17	AA–	2,998,161

2,085	Spectra Energy Partners LP	2.950%	9/25/18	BBB	2,114,000

1,780	SunCor Energy Inc.	6.100%	6/01/18	A–	1,965,547

1,500	Tesoro Logistics LP Finance Corporation, 144A, (3)	5.500%	10/15/19	BB	1,470,000

1,500	Whiting Petroleum Corporation	5.000%	3/15/19	Ba2	1,305,000
26,645	Total Oil, Gas & Consumable Fuels				26,728,765

	Paper & Forest Products – 0.1%

1,000	Mercer International Inc.	7.000%	12/01/19	B+	1,010,000

	Pharmaceuticals – 0.8%

3,540	McKesson Corporation	1.292%	3/10/17	BBB+	3,533,288

2,000	Merck & Company Inc.	1.300%	5/18/18	AA	2,000,988
5,540	Total Pharmaceuticals				5,534,276

	Real Estate Investment Trust – 1.8%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,103,908

2,000	First Industrial Realty Trust	5.950%	5/15/17	BBB–	2,122,094

1,395	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BBB–	1,405,463

2,000	Prologis LP	4.500%	8/15/17	BBB+	2,098,506

2,605	Realty Income Corporation	2.000%	1/31/18	BBB+	2,625,804

2,000	Ventas Realty LP	2.000%	2/15/18	BBB+	2,007,122
12,000	Total Real Estate Investment Trust				12,362,897

	Software – 1.2%

3,130	CA Inc.	2.875%	8/15/18	BBB+	3,182,315

3,460	Symantec Corporation	2.750%	6/15/17	BBB	3,475,328

2,000	Total System Services Inc.	2.375%	6/01/18	BBB+	2,005,430
8,590	Total Software				8,663,073

	Technology Hardware, Storage & Peripherals – 1.2%

2,720	Apple Inc.	2.100%	5/06/19	AA+	2,762,097

2,960	EMC Corporation	1.875%	6/01/18	A1	2,967,344

68	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals (continued)

$1,875	Hewlett Packard Enterprise Co, 144A, (WI/DD)	2.850%	10/05/18	A–	$1,872,600

1,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	1,023,036
8,555	Total Technology Hardware, Storage & Peripherals				8,625,077

	Tobacco – 0.7%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,020,736

3,000	Reynolds American Inc., 144A, (3)	2.300%	8/21/17	BBB–	3,027,729
5,000	Total Tobacco				5,048,465

	Trading Companies & Distributors – 0.2%

1,500	Air Lease Corporation	2.625%	9/04/18	BBB–	1,498,019

	Transportation Infrastructure – 0.3%

2,000	Aviation Capital Group Corporation, 144A	2.875%	9/17/18	BBB–	1,998,180

	Wireless Telecommunication Services – 1.1%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,019,840

1,250	Softbank Corporation, 144A, (3)	4.500%	4/15/20	BB+	1,210,500

1,000	T-Mobile USA Inc.	6.464%	4/28/19	BB	1,017,500

3,480	Vodafone Group PLC	1.500%	2/19/18	BBB+	3,453,083
7,730	Total Wireless Telecommunication Services				7,700,923
$315,824	Total Corporate Bonds (cost $324,669,919)				322,526,301

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5%

	Banks – 0.5%

$3,000	Citigroup Inc.	8.400%	N/A (4)	BB+	$3,363,000
$3,000	Total $1,000 Par (or similar) Institutional Preferred (cost $3,464,169)				3,363,000

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.9%

	California – 0.2%

$1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	AA–	$1,085,725

	Guam – 0.3%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:
1,155	2.933%, 1/01/17		No Opt. Call	A	1,157,553
1,190	3.301%, 1/01/18		No Opt. Call	A	1,190,500
2,345	Total Guam				2,348,053

	Massachusetts – 0.4%

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17		No Opt. Call	Aa2	2,762,705

Nuveen Investments	69

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	Nevada – 0.4%

$2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	$2,585,025

	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,529,711

	Pennsylvania – 0.2%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16		No Opt. Call	Baa2	1,512,510

	Texas – 0.2%

1,500	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, Learjet Inc., Series 2001A-1, 6.150%, 1/01/16 (Alternative Minimum Tax)		No Opt. Call	B2	1,502,280
$13,080	Total Municipal Bonds (cost $13,168,631)				13,326,009

Principal Amount (000)	Description (1)			Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.4%

$5,000	United States of America Treasury Notes			Aaa	$5,025,325

10,000	United States Treasury Notes			Aaa	9,999,610

9,045	United States Treasury Notes			Aaa	9,048,772
$24,045	Total U.S. Government and Agency Obligations (cost $24,002,362)				24,073,707

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 46.6%

$587	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1	6.500%	8/15/30	AA	$642,036

3,735	American Homes 4 Rent, Series 2014-SFR1	1.250%	6/17/31	Aaa	3,663,293

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,129,876

4,446	AmeriCold LLC Trust, Series 2010	1.693%	1/14/29	AAA	4,443,559

379	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.247%	7/25/32	Baa2	371,327

1,892	Amortizing Residential Collateral Trust, Series 2002-BC7	0.957%	10/25/32	Aa1	1,748,234

2,415	BXHTL Mortgage Trust, Series 2015-JWRZ	1.426%	5/15/29	AAA	2,398,426

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2	0.727%	2/18/20	AAA	3,001,629

760	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	759,759

3,250	California Republic Auto Receivables Trust, Series 2015-1	1.330%	4/15/19	AAA	3,233,016

4,186	CAM Mortgage Trust 2015-1	3.500%	7/15/64	N/R	4,184,729

4,355	Capital Auto Receivables Asset Trust, Asset Backed Notes, Series 2014-1	1.320%	6/20/18	AAA	4,362,617

2,494	Capital One Multi Asset Execution Trust, Series 2015-A1	1.390%	1/15/21	AAA	2,502,549

1,499	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	1,500,265

3,140	CIT Mortgage Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-1	1.647%	10/25/37	BB	2,986,837

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$4,830	CitiBank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	AAA	$5,249,993

4,500	CitiBank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	4,591,013

145	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba3	145,127

258	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	262,114

2,960	Colony American Homes Trust 2015-1A	2.147%	7/17/32	A2	2,912,140

6,300	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	1.946%	6/15/34	AA	6,267,486

4,470	Commercial Mortgage Trust 2014-BBG	0.996%	3/15/29	AAA	4,439,456

1,942	Consumer Credit Orgination Loan Trust, Series 2015-1	2.820%	3/15/21	Baa3	1,949,335

7,350	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	7,381,575

612	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	557,357

1,339	Countrywide Asset Backed Certificates 2005-3	5.210%	8/25/35	A+	1,349,579

1,972	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.468%	4/25/47	Caa1	2,120,105

176	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.373%	2/25/34	BB+	169,746

1,900	Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.746%	4/15/27	A–	1,890,806

5,852	Credit Suisse Commercial Mortgage Trust, 2015-2	3.000%	2/25/45	AAA	5,930,045

5,396	Credit Suisse Commercial Mortgage Trust, Series 2013-6	2.500%	7/25/28	AAA	5,406,508

467	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	495,274

3,303	Credit-Based Asset Servicing and Securitization Pool 2007-SP1	6.020%	12/25/37	A+	3,450,885

2,225	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	2,249,468

4,900	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	4,901,421

4,000	Discover Card Master Trust 2013-A1	0.497%	8/17/20	AAA	3,991,336

2,292	Drive Auto Receivables Trust, Series 2015-AA	1.010%	11/15/17	AAA	2,291,347

4,031	DT Auto Owner Trust, Series 2014-3A	0.980%	4/16/18	AAA	4,025,989

6,437	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	6,595,231

4,088	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	4,115,438

36	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	N/R	36,652

772	Fannie Mae Alternative Credit Enhanced Securities	2.210%	9/25/20	Aaa	788,869

3,321	Fannie Mae Connecticut Avenue Securities, Series 2014-C04	2.147%	11/25/24	AAA	3,342,973

722	Fannie Mae Mortgage Interest Strips, (I/O)	5.000%	9/25/24	Aaa	52,672

112	Fannie Mae Mortgage Pool 433988	2.342%	11/01/25	Aaa	118,497

418	Fannie Mae Mortgage Pool 535363	5.104%	12/01/31	Aaa	446,521

53	Fannie Mae Mortgage Pool 545717	2.248%	5/01/32	Aaa	54,076

8	Fannie Mae Mortgage Pool 545791	2.495%	3/01/32	Aaa	8,207

109	Fannie Mae Mortgage Pool 555369	2.399%	8/01/36	Aaa	116,185

Nuveen Investments	71

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$92	Fannie Mae Mortgage Pool 625338	2.286%	6/01/31	Aaa	$95,742

113	Fannie Mae Mortgage Pool 634948	2.540%	5/01/32	Aaa	117,869

17	Fannie Mae Mortgage Pool 661645	2.454%	10/01/32	Aaa	16,715

41	Fannie Mae Mortgage Pool 671884	2.240%	12/01/32	Aaa	42,231

895	Fannie Mae Mortgage Pool 725721	2.382%	6/01/34	Aaa	954,142

789	Fannie Mae Mortgage Pool 745922	2.447%	7/01/35	Aaa	839,813

60	Fannie Mae Mortgage Pool 775389	2.635%	4/01/34	Aaa	62,946

747	Fannie Mae Mortgage Pool 795242	1.925%	7/01/34	Aaa	775,642

798	Fannie Mae Mortgage Pool 797182	2.545%	11/01/34	Aaa	843,972

79	Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	82,666

559	Fannie Mae Mortgage Pool 838958	2.260%	8/01/35	Aaa	591,160

734	Fannie Mae Mortgage Pool 841068	2.568%	11/01/34	Aaa	782,275

355	Fannie Mae Mortgage Pool 848390	2.086%	12/01/35	Aaa	372,625

381	Fannie Mae Mortgage Pool 886034	2.817%	7/01/36	Aaa	406,924

352	Fannie Mae Mortgage Pool 995949	2.529%	9/01/36	Aaa	374,469

1,060	Fannie Mae Mortgage Pool AD0486	2.454%	4/01/34	Aaa	1,120,055

942	Fannie Mae Mortgage Pool AD0550	2.328%	8/01/37	Aaa	998,301

1,393	Fannie Mae Mortgage Pool AE0058	2.461%	7/01/36	Aaa	1,479,158

1,227	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,283,368

20	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	21,744

438	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.497%	11/25/34	Aaa	438,973

753	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	753,790

615	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	624,546

2,843	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.797%	1/25/24	AA+	2,853,078

3,371	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.397%	7/25/24	Aaa	3,363,197

1,883	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	1,948,441

675	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.738%	2/25/48	Aaa	674,701

6	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	6,775

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	AAA	2,508,575

1,550	Ford Credit Auto Owners Trust 2013-B	0.570%	10/15/17	AAA	1,550,151

393	Freddie Mac Gold Pool 780456	2.472%	5/01/33	Aaa	417,413

699	Freddie Mac Gold Pool 780911	2.529%	10/01/33	Aaa	746,724

833	Freddie Mac Gold Pool 781296	2.471%	3/01/34	Aaa	887,761

201	Freddie Mac Gold Pool 786591	2.521%	12/01/26	Aaa	208,164

94	Freddie Mac Gold Pool 786853	2.385%	10/01/29	Aaa	96,326

136	Freddie Mac Gold Pool 846946	2.403%	1/01/29	Aaa	142,965

40	Freddie Mac Gold Pool 847014	2.221%	5/01/30	Aaa	40,418

72	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$72	Freddie Mac Gold Pool 847063	2.603%	10/01/32	Aaa	$76,901

618	Freddie Mac Gold Pool 847241	2.379%	10/01/30	Aaa	639,071

942	Freddie Mac Gold Pool 847331	2.398%	8/01/32	Aaa	994,920

66	Freddie Mac Gold Pool 847367	2.284%	6/01/31	Aaa	69,224

334	Freddie Mac Gold Pool 847652	2.411%	9/01/32	Aaa	345,019

1,115	Freddie Mac Gold Pool 848193	2.404%	3/01/36	Aaa	1,185,179

173	Freddie Mac Gold Pool 972055	3.698%	4/01/30	Aaa	183,591

75	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	77,101

2,768	Freddie Mac Mortgage Trust 2013-KF02	3.197%	12/25/45	AAA	2,843,759

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.562%	8/25/45	Aaa	1,043,196

624	Freddie Mac Multi-Class Certificates 3780 FE	0.597%	12/15/20	Aaa	627,817

4,075	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K501	3.421%	11/25/46	AAA	4,106,084

2,960	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K502	3.183%	3/25/45	AAA	3,006,869

500	Freddie Mac Non Gold Participation Certificates 1L1462	2.418%	8/01/36	Aaa	530,948

3,500	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF	1.496%	12/15/16	AAA	3,495,842

2,500	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	2,592,800

2,790	General Electric Capital Credit Card Master Trust, Series 2012-6	1.360%	8/17/20	AAA	2,791,322

2,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL	2.446%	7/15/31	A–	1,973,698

2,378	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL	1.196%	7/15/31	AAA	2,371,260

2,016	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/10/43	Aaa	2,086,846

2,868	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2011-GC3	3.645%	3/10/44	Aaa	2,871,245

2,125	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,150,159

70	Government National Mortgage Association Pool 8006	1.875%	7/20/22	Aaa	73,032

15	Government National Mortgage Association Pool 80106	1.875%	8/20/27	Aaa	15,995

22	Government National Mortgage Association Pool 80154	1.750%	1/20/28	Aaa	23,077

63	Government National Mortgage Association Pool 80283	1.750%	5/20/29	Aaa	64,769

114	Government National Mortgage Association Pool 80469	1.625%	11/20/30	Aaa	118,237

38	Government National Mortgage Association Pool 80507	1.750%	4/20/31	Aaa	38,770

136	Government National Mortgage Association Pool 80535	1.875%	8/20/31	Aaa	141,594

27	Government National Mortgage Association Pool 80580	1.750%	2/20/32	Aaa	28,138

53	Government National Mortgage Association Pool 8699	1.875%	9/20/25	Aaa	54,952

Nuveen Investments	73

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$51	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	$53,297

42	Government National Mortgage Association Pool 8847	1.750%	4/20/26	Aaa	43,694

217	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	223,697

2,025	GP Portfolio Trust 2014-GPP A	2.946%	2/15/27	BBB–	2,011,102

4,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.475%	3/10/39	BBB	4,660,088

500	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	499,900

3,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T5	1.979%	8/15/46	AAA	3,000,000

5,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T7	1.981%	11/15/46	AAA	4,980,000

3,100	Huntington Auto Trust, Motor Vehicle Installment Payments, Series 2015-1	1.950%	6/15/21	AA+	3,114,003

2,500	Hyatt Hotel Portfolio Trust, Mortgage Pass-Through Certificate, Series 2015-HYT	1.894%	11/15/29	AA–	2,507,703

696	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	714,073

4,472	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.397%	12/25/36	Baa2	4,229,995

227	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.475%	3/25/35	BBB+	226,523

2,500	Invitation Homes Trust 2013-SFR1	2.400%	12/17/30	Baa2	2,446,223

4,680	Invitation Homes Trust 2013-SFR1	1.600%	12/17/30	Aa2	4,578,004

2,500	Invitation Homes Trust 2014-SFR1	2.797%	6/17/31	Baa2	2,483,280

3,787	Invitation Homes Trust 2014-SFR2	1.797%	9/17/31	Aa2	3,708,143

2,000	Invitation Homes Trust 2014-SFR2	1.297%	9/17/31	Aaa	1,957,936

2,000	John Deere Owner Trust, Series 2015-A	1.320%	6/17/19	Aaa	2,005,752

127	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	126,915

813	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	814,428

3,000	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates 2006-LDP6	5.565%	4/15/43	Baa3	3,026,001

5,513	JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1	2.447%	11/25/24	BBB–	5,533,297

3,364	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	3,533,731

31	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	5.158%	12/25/35	AAA	30,661

2,750	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.877%	8/12/49	BB	2,853,804

40	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	BB	40,053

74	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$862	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.642%	1/08/20	Aaa	$866,291

142	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	142,494

1,300	Nationstar Agency Fund Trust, Series 2013-T2A	4.212%	2/18/48	BBB	1,314,924

2,400	New Residential Advance Receivable Trust, Series 2015-T2	3.302%	8/17/48	AAA	2,400,000

3,356	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A	3.750%	5/25/54	AAA	3,499,618

1,648	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1	3.750%	5/28/52	Aaa	1,687,650

2,000	NLY Commercial Mortgage Trust 2014-FL1	2.796%	11/15/30	A–	1,994,870

3,500	Opteum Mortgage Acceptance Corporation, Asset Backed Pass-Through Certificates, Series 2005-1	0.767%	2/25/35	AA–	3,349,493

2,940	PennyMac Loan Trust, Series 2015-NPL1	4.000%	3/25/55	N/R	2,936,743

363	RBSSP Resecuritization Trust 2009-10	0.294%	3/26/37	N/R	166,535

1,805	RBSSP Resecuritization Trust 2009-5	0.694%	8/26/37	BBB	1,714,841

2,438	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.366%	10/26/36	N/R	2,349,713

4,400	Santander Drive Auto Receivables Trust, Series 2014-1	1.590%	10/15/18	AAA	4,409,464

4,000	Silverstone Master Issuer PLC, Mortgage Pass-Through Certificate, Series 2015-1A	0.867%	1/21/70	AAA	3,981,976

4,525	Social Professional Loan Program LLC, Series 2015-C	2.510%	8/25/33	Aa2	4,532,680

895	Springleaf Mortgage Loan Trust, Series 2012-3	1.570%	12/25/59	AAA	894,448

4,238	Springleaf Mortgage Loan Trust, Series 2013-3A	1.870%	9/25/57	AAA	4,235,744

109	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.529%	8/25/34	N/R	108,752

3,022	Structured Agency Credit Risk 2014-DN1	1.197%	2/25/24	Aa3	3,021,665

3,615	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.647%	11/25/23	A2	3,618,929

500	Sway Residential Trust, Series 2014-1	4.497%	1/17/32	N/R	499,999

293	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.087%	9/25/37	BBB+	299,389

1,431	Truman Capital Mortgage Loant Trust, Series 2014-NPL3	3.125%	4/25/53	N/R	1,423,192

1	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	1,037

95	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	99,603

1,983	UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/10/63	Aaa	1,983,170

2,722	US Residential Opportunity Fund Trust, Series 2015-1A	3.721%	1/27/35	N/R	2,718,010

2,232	Vericrest Opportunity Loan Transferee, Series 2014-NPL8	3.375%	10/26/54	N/R	2,229,263

2,992	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/13/28	AAA	3,099,235

3,582	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	3,607,582

5,909	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	1.639%	9/15/58	Aaa	5,936,340

Nuveen Investments	75

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,002		Wells Fargo Home Equity Trust, Series 2005-2	0.737%	4/25/35	AA	$1,894,744

414		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	403,584

887		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.741%	10/25/36	Caa2	823,885

20		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.700%	3/25/35	A+	19,836
$324,381		Total Asset-Backed and Mortgage-Backed Securities (cost $324,817,154)				325,444,810

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 0.4%

		Mexico – 0.4%

495	MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A	$2,980,298
		Total Sovereign Debt (cost $3,702,583)				2,980,298
		Total Long-Term Investments (cost $693,824,818)				691,714,125

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.7%

		Money Market Funds – 2.7%

18,651,163		Mount Vernon Securities Lending Trust Prime Portfolio, (8)	2.370% (7)			$18,651,163
		Total Investments Purchased with Collateral from Securities Lending (cost $18,651,163)				18,651,163

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 0.7%

		Money Market Funds – 0.7%

4,881,276		First American Treasury Obligations Fund, Class Z	0.000% (7)			$4,881,276
		Total Short-Term Investments (cost $4,881,276)				4,881,276
		Total Investments (cost $717,357,257) – 102.4%				715,246,564
		Other Assets Less Liabilities – (2.4)% (9)				(16,865,123)
		Net Assets – 100%				$698,381,441

Investments in Derivatives as of September 30, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay /Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan*	$10,000,000	Receive	3-Month USD-LIBOR -ICE	2.739%	Semi -Annually	11/21/23	$(790,582)	$44,557	$(790,972)
JPMorgan*	23,000,000	Receive	3-Month USD-LIBOR -ICE	2.354	Semi -Annually	5/21/25	(951,429)	119,320	(951,430)
	$33,000,000						$(1,742,011)	$163,877	$(1,742,402)
*	Citigroup is the clearing broker for this transaction.

76	Nuveen Investments

Investments in Derivatives as of September 30, 2015 (continued)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ Payable	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(514)	12/15	$(61,571,732)	$(23,594)	$(373,299)
U.S. Treasury 10-Year Note	Long	302	12/15	38,514,294	16,063	363,486
				$(23,057,438)	$(7,531)	$(9,813)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$322,526,301	$—	$322,526,301
$1,000 Par (or similar) Institutional Preferred	—	3,363,000	—	3,363,000
Municipal Bonds	—	13,326,009	—	13,326,009
U.S. Government and Agency Obligations	—	24,073,707	—	24,073,707
Asset-Back and Mortgage-Back Securities	—	325,444,810	—	325,444,810
Sovereign Debt	—	2,980,298	—	2,980,298
Investments Purchased with Collateral from Securities Lending	18,651,163	—	—	18,651,163
Short-Term Investments:
Money Market Funds	4,881,276	—	—	4,881,276
Investments in Derivatives:
Interest Rate Swaps*	—	(1,742,402)	—	(1,742,402)
Futures Contracts*	(9,813)	—	—	(9,813)
Total	$23,522,626	$689,971,723	$—	$713,494,349
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $717,357,257.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$4,135,790
Depreciation	(6,246,483)
Net unrealized appreciation (depreciation) of investments	$(2,110,693)

Nuveen Investments	77

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $18,004,568.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of the over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable.

I/O	Interest only security.

MXN	Mexican Peso

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

78	Nuveen Investments

Nuveen High Income Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 96.1%

	COMMON STOCKS – 0.4%

	Building Products – 0.0%

526	Dayton Superior, Class A, (2), (3)			$30,195

585	Dayton Superior, Class 1, (2), (3)			33,550
	Total Building Products			63,745

	Capital Markets – 0.1%

5,732	Adamas Finance Asia Limited, (2)			3,841

50,000	Och-Ziff Capital Management Group, Class A Shares			436,500
	Total Capital Markets			440,341

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2), (3)			50

	Oil, Gas & Consumable Fuels – 0.0%

50,119	Connacher Oil and Gas Limited, (2), (15)			21,100

	Real Estate Investment Trust – 0.3%

10,000	Mid-America Apartment Communities			818,700

25,000	STAG Industrial Inc.			455,249
	Total Real Estate Investment Trust			1,273,949
	Total Common Stocks (cost $2,530,344)			1,799,185

Shares	Description (1), (5)			Value

	EXCHANGE-TRADED FUNDS – 0.4%

62,000	SPDR S&P Homebuilders ETF			$2,122,260
	Total Exchange-Traded Funds (cost $2,090,420)			2,122,260

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.9%

	Electric Utilities – 0.4%

50,000	Exelon Corporation	6.500%	BBB–	$2,182,500

	Independent Power & Renewable Electricity Producers – 0.2%

13,000	Dynegy Inc. (4)	5.375%	N/R	1,015,560

	Oil, Gas & Consumable Fuels – 0.2%

20,000	Anadarko Petroleum Corporation	7.500%	N/R	748,600

	Metals & Mining – 0.1%

37,500	ArcelorMittal	6.000%	BB–	308,250
	Total Convertible Preferred Securities (cost $5,566,453)			4,254,910

Nuveen Investments	79

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (7)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 5.2% (8)

	Auto Components – 0.8%

$4,000	Crowne Group LLC, Second Lien Term Loan C	9.000%	9/29/21	CCC+	$3,940,000

	Construction Materials – 0.5%

2,500	Atkore International Inc.	7.750%	9/27/21	CCC+	2,309,375

	Diversified Financial Services – 0.4%

2,000	Jill Acquisition LLC, First Lien Term Loan B	6.000%	5/08/22	B	1,995,000

	Diversified Telecommunication Services – 0.3%

1,457	Birch Communications Inc., First Lien Term Loan B	7.750%	4/19/20	B	1,459,113

	Health Care Equipment & Supplies – 0.4%

2,000	Surgery Center Holdings Inc., Second Lien Term Loan	8.500%	7/24/21	CCC+	2,021,250

	Hotels, Restaurants & Leisure – 1.0%

990	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	981,587

656	Amaya BV, Second Lien Term Loan	8.000%	7/29/22	B+	658,300

1,891	Caesars Entertainment Corporation, Term Loan B5, (9)	10.000%	1/29/18	D	1,752,700

1,960	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	B+	1,869,351
5,497	Total Hotels, Restaurants & Leisure				5,261,938

	Independent Power & Renewable Electricity Producers – 0.3%

130	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	122,608

1,779	Empire Generating Company LLC	5.250%	3/13/21	B+	1,671,726
1,909	Total Independent Power & Renewable Electricity Producers				1,794,334

	Oil, Gas & Consumable Fuels – 0.7%

2,949	Arch Coal Inc., Term Loan B	6.250%	5/16/18	B–	1,663,943

4,993	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	B–	1,443,699

2,000	Samson Investment Company Second Lien Term Loan, (9)	5.000%	9/25/18	N/R	295,000
9,942	Total Oil, Gas & Consumable Fuels				3,402,642

	Professional Services – 0.6%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	1,890,000

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	Caa2	945,000
3,000	Total Professional Services				2,835,000

	Software – 0.2%

1,000	Deltek Incorporated, Second Lien Term Loan	9.500%	6/19/23	CCC+	1,005,417
$33,305	Total Variable Rate Senior Loan Interests (cost $31,727,941)				26,024,069

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 5.4%

	Banks – 1.2%

48,608	Bank of America Corporation	4.000%		BB+	$993,548

40,000	HSBC USA Inc.	4.000%		BBB+	902,400

80	Nuveen Investments

Shares		Description (1)	Coupon		Ratings (6)	Value

		Banks (continued)

109,536		HSBC USA Inc.	1.034%		BBB+	$2,352,833

75,000		RBS Capital Funding Trust V	5.900%		BB–	1,827,750
		Total Banks				6,076,531

		Capital Markets – 0.6%

152,330		Morgan Stanley	4.000%		Ba1	3,037,460

		Food Products – 0.3%

60,000		CHS Inc.	6.750%		N/R	1,554,600

		Household Durables – 0.1%

72,510		Hovnanian Enterprises Incorporated	7.625%		Caa3	319,044

		Insurance – 0.3%

60,000		AmTrust Financial Services Inc.	7.250%		N/R	1,515,600

		Multi-Utilities – 0.3%

27,000		Dominion Resources Inc.	6.375%		Baa3	1,339,470

		Real Estate Investment Trust – 2.6%

50,960		Colony Financial Inc.	7.125%		N/R	1,113,986

60,000		Colony Financial Inc.	7.500%		N/R	1,483,800

75,000		Coresite Realty Corporation	7.250%		N/R	1,920,000

50,000		Corporate Office Properties Trust	7.375%		BB	1,275,000

70,000		General Growth Properties	6.375%		N/R	1,698,200

70,000		Northstar Realty Finance Corporation	8.750%		N/R	1,696,100

72,767		Northstar Realty Finance Corporation	8.500%		N/R	1,746,408

40,500		Pebblebrook Hotel Trust, (15)	6.500%		N/R	992,250

50,000		Urstadt Biddle Properties, (15)	6.750%		N/R	1,275,000
		Total Real Estate Investment Trust				13,200,744
		Total $25 Par (or similar) Retail Preferred (cost $27,445,061)				27,043,449

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CORPORATE BONDS – 76.9%

		Aerospace & Defense – 0.9%

$2,000		Bombardier Inc., 144A	7.500%	3/15/18	B	$1,860,000

2,500		StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	2,475,000
		Total Aerospace & Defense				4,335,000

		Air Freight & Logistics – 0.6%

2,900	EUR	XPO Logistics, Inc., 144A	5.750%	6/15/21	B2	2,811,114

		Airlines – 0.5%

175		American Airlines Group Inc., 144A	4.625%	3/01/20	B+	170,625

2,500		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	2,262,500
		Total Airlines				2,433,125

Nuveen Investments	81

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Auto Components – 1.7%

$1,475		Jac Holding Corporation, 144A, (4)	11.500%	10/01/19	B	$1,449,188

2,560		Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc., 144A	7.875%	10/01/22	CCC+	2,496,000

2,650		MPG Holdco I Inc., (4)	7.375%	10/15/22	B+	2,756,000

2,000		Nexteer Automotive Group Limited, 144A	5.875%	11/15/21	BB+	1,940,000
		Total Auto Components				8,641,188

		Banks – 1.5%

3,230		Popular Inc.	7.000%	7/01/19	BB–	3,068,500

2,125	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	BB–	2,360,858

2,000		Turkiye Vakiflar Bankasi T.A.O, 144A, (4)	6.000%	11/01/22	BB+	1,830,388
		Total Banks				7,259,746

		Building Products – 2.8%

1,950		Associated Materials Inc.	9.125%	11/01/17	B–	1,569,750

2,500		Builders FirstSource, Inc., 144A, (4)	10.750%	8/15/23	B–	2,496,875

2,000		Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B+	2,000,200

2,750		NCI Building Systems, Inc., 144A	8.250%	1/15/23	B+	2,880,625

3,000		NWH Escrow Corporation, 144A	7.500%	8/01/21	B	2,730,000

1,000		Odebrecht Finance Limited, 144A	4.375%	4/25/25	BBB–	575,000

2,800		Odebrecht Finance Limited, 144A	7.125%	6/26/42	BBB–	1,533,000
		Total Building Products				13,785,450

		Chemicals – 3.2%

3,000		Chemours Co, 144A, (4)	6.625%	5/15/23	BB–	2,017,500

2,000		Hexion Inc., (4)	10.000%	4/15/20	B3	1,917,500

2,500		Hexion US Finance Corporation, (4)	8.875%	2/01/18	CCC	2,000,000

2,500		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	2,350,000

400		Koppers Inc.	7.875%	12/01/19	BB–	401,000

3,525		Momentive Performance Materials Inc., (3), (9)	8.875%	10/15/20	N/R	—

3,525		Momentive Performance Materials Inc., (4)	3.880%	10/24/21	B	2,714,250

3,050		Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	2,623,000

125		PolyOne Corporation	5.250%	3/15/23	BB–	118,188

2,950		Tronox Finance LLC, (4)	6.375%	8/15/20	B+	1,873,250
		Total Chemicals				16,014,688

		Commercial Services & Supplies – 1.2%

1,500		ABX Group Inc.	6.375%	12/01/19	Ba3	1,440,000

2,000		Casella Waste Systems Inc.	7.750%	2/15/19	B–	1,960,000

2,420	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	1,795,279

1,160	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B3	959,311
		Total Commercial Services & Supplies				6,154,590

82	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Communications Equipment – 0.4%

$2,000		Broadview Networks Holdings Inc.	10.500%	11/15/17	N/R	$1,875,000

		Construction & Engineering – 0.8%

1,500		Boart Longyear Management Pty Ltd, 144A, (4)	7.000%	4/01/21	CCC+	615,000

2,250		Michael Baker Holdings LLC Finance Corporation, 144A	8.875%	4/15/19	B–	1,890,000

15,000	NOK	VV Holding AS, 144A	6.500%	7/10/19	N/R	1,737,506
		Total Construction & Engineering				4,242,506

		Construction Materials – 1.6%

2,000		Cemex Finance LLC, 144A	9.375%	10/12/22	BB–	2,127,400

2,825		Norbord Inc., 144A	5.375%	12/01/20	Ba2	2,796,750

3,180		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	3,180,000
		Total Construction Materials				8,104,150

		Consumer Finance – 1.6%

2,350		Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,138,500

1,945		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,949,863

2,250		Credit Acceptance Corporation, 144A, (4)	7.375%	3/15/23	BB	2,300,625

2,000		Enova International, Inc.	9.750%	6/01/21	B	1,620,000
		Total Consumer Finance				8,008,988

		Containers & Packaging – 1.9%

2,086		Ardagh Finance Holdings SA, 144A	8.625%	6/15/19	CCC+	2,127,974

882		Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	Caa1	882,353

2,000		Cascades Inc., 144A	5.500%	7/15/22	Ba3	1,900,000

3,000		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	2,842,500

2,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,930,000
		Total Containers & Packaging				9,682,827

		Diversified Consumer Services – 1.3%

2,180		Gibson Brands Inc., 144A	8.875%	8/01/18	B–	1,923,850

3,185		Jones Group Inc.	6.125%	11/15/34	CCC	1,114,750

2,300	GBP	Twinkle Pizza Holdings PLC, 144A	8.625%	8/01/22	CCC+	3,565,263
		Total Diversified Consumer Services				6,603,863

		Diversified Financial Services – 2.6%

1,500		Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	1,516,875

2,500		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	1,325,000

2,800		Fly Leasing Limited	6.375%	10/15/21	BB	2,828,000

2,180		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,207,250

2,000		Jefferies Finance LLC Corporation, 144A, (4)	7.375%	4/01/20	B1	1,927,600

2,435		Nationstar Mortgage LLC Capital Corporation, (4)	7.875%	10/01/20	B+	2,215,850

1,100		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	1,006,500
		Total Diversified Financial Services				13,027,075

Nuveen Investments	83

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Diversified Telecommunication Services – 2.5%

$2,000	Axtel SAB de CV, 144A	9.000%	1/31/20	B+	$1,810,000

1,225	CenturyLink Inc.	7.650%	3/15/42	BB+	937,125

2,950	Consolidated Communications Finance Company, 144A	6.500%	10/01/22	B–	2,640,250

2,500	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	2,418,750

2,500	IntelSat Jackson Holdings	7.250%	4/01/19	B+	2,343,750

2,000	IntelSat Limited	7.750%	6/01/21	CCC+	1,320,000

1,000	Neptune Finco Corporation, 144A, (WI/DD)	10.875%	10/15/25	B2	1,010,000
	Total Diversified Telecommunication Services				12,479,875

	Electric Utilities – 1.4%

1,587	Energy Future Intermediate Holding Company LLC, 144A, (9)	11.750%	3/01/22	N/R	1,689,998

3,450	Intergen NV, 144A	7.000%	6/30/23	B+	2,932,500

2,500	PPL Energy Supply LLC, 144A, (4)	6.500%	6/01/25	Ba3	2,150,000

1,000	Texas Competitive Electric Holdings, 144A, (9)	11.500%	10/01/20	N/R	387,500
	Total Electric Utilities				7,159,998

	Energy Equipment & Services – 1.6%

1,950	Basic Energy Services, Inc., (4)	7.750%	2/15/19	B–	975,000

2,000	Calfrac Holdings LP, 144A, (4)	7.500%	12/01/20	B	1,250,000

1,550	Drill Rigs Holdings Inc., 144A, (4)	6.500%	10/01/17	B–	1,187,688

750	McDermott International Inc., 144A, (4)	8.000%	5/01/21	BB–	626,250

1,500	Murray Energy Corporation, 144A	11.250%	4/15/21	B–	787,500

1,670	Pacific Drilling V Limited, 144A	7.250%	12/01/17	B+	1,135,600

1,000	SAExploration Holdings Inc.	10.000%	7/15/19	B–	620,000

1,500	Seventy Seven Energy Inc., (4)	6.625%	11/15/19	B3	933,750

1,500	Seventy Seven Energy Inc.	6.500%	7/15/22	Caa1	585,000
	Total Energy Equipment & Services				8,100,788

	Food & Staples Retailing – 1.7%

2,500	Kehe Distributors LLC Finance, 144A	7.625%	8/15/21	B–	2,625,000

2,000	Roundy’s Supermarkets Inc., 144A, (4)	10.250%	12/15/20	Caa1	1,355,000

2,500	Supervalu Inc., (4)	7.750%	11/15/22	B	2,500,000

2,000	Tops Holding LLC / Tops Markets II Corporation, 144A, (4)	8.000%	6/15/22	B	2,000,000
	Total Food & Staples Retailing				8,480,000

	Food Products – 1.7%

3,050	JBS Investments GmbH, 144A, (4)	7.250%	4/03/24	BB+	2,935,625

1,600	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,680,000

2,200	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	2,051,500

2,000	Southern States Cooperative Inc., 144A	10.000%	8/15/21	B–	1,760,000
	Total Food Products				8,427,125

84	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Gas Utilities – 0.4%

$2,000		Ferrellgas LP, (4)	6.750%	1/15/22	B+	$1,860,000

205		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	212,688
		Total Gas Utilities				2,072,688

		Health Care Equipment & Supplies – 0.3%

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,620,000

		Health Care Providers & Services – 1.5%

2,905		Community Health Systems, Inc.	5.125%	8/01/21	BB	2,955,838

2,000		Opal Acquisition Inc., 144A	8.875%	12/15/21	CCC	1,882,500

450		Select Medical Corporation	6.375%	6/01/21	B–	438,750

2,500		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	2,475,000
		Total Health Care Providers & Services				7,752,088

		Hotels, Restaurants & Leisure – 2.9%

2,500		Caesars Entertainment Resort Properties LLC, (4)	8.000%	10/01/20	B+	2,375,000

2,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc.	9.375%	5/01/22	B–	1,565,000

2,000		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,800,000

2,000	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	B–	1,498,988

2,500		Roc Finance LLC and Roc Finance 1 Corporation, 144A	12.125%	9/01/18	B–	2,634,375

3,285		Scientific Games International Inc., (4)	6.250%	9/01/20	B–	2,356,988

2,600		Wynn Macau Limited, 144A, (4)	5.250%	10/15/21	Ba2	2,257,125
		Total Hotels, Restaurants & Leisure				14,487,476

		Household Durables – 1.2%

2,000		K. Hovnanian Enterprises Inc.	5.000%	11/01/21	B1	1,410,000

2,500		KB Home, (4)	7.625%	5/15/23	B+	2,518,750

1,850		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	1,850,000
		Total Household Durables				5,778,750

		Independent Power & Renewable Electricity Producers – 0.9%

1,500		Abengoa Yield PLC, 144A	7.000%	11/15/19	BB	1,312,500

1,800		AES Corporation	5.500%	3/15/24	BB	1,595,700

800		GenOn Energy Inc.	9.875%	10/15/20	B–	744,000

1,000		NRG Yield Inc, Convertible Bond, 144A	3.250%	6/01/20	N/R	859,375
		Total Independent Power & Renewable Electricity Producers				4,511,575

		Industrial Conglomerates – 0.5%

2,500		Techniplas, LLC, 144A	10.000%	5/01/20	B	2,300,000

		Insurance – 0.4%

2,570		Genworth Holdings Inc.	4.800%	2/15/24	Ba1	1,927,500

		Internet Software & Services – 0.1%

500		Ensemble S Merger Sub Inc., 144A	9.000%	9/30/23	CCC+	483,750

Nuveen Investments	85

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Leisure Products – 0.3%

2,000	CAD	Gateway Casinos & Entertainment Limited, 144A	8.500%	11/26/20	B+	$1,468,715

		Machinery – 1.0%

2,500		Commercial Vehicle Group, (4)	7.875%	4/15/19	B	2,543,750

2,230		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	2,369,375
		Total Machinery				4,913,125

		Marine – 2.2%

6,845	NOK	BOA SBL AS, 144A	7.010%	4/19/18	N/R	442,280

3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,715,000

1,750		Global Ship Lease Inc., 144A	10.000%	4/01/19	B	1,741,250

2,900		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	BB–	2,682,500

1,786		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,607,400

2,200		Topaz Marine SA, 144A	8.625%	11/01/18	B–	1,944,250
		Total Marine				11,132,680

		Media – 4.8%

3,500		Altice US Financing SA, 144A	7.750%	7/15/25	CCC+	3,088,750

2,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	2,629,125

1,500		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,297,500

1,875		CSC Holdings Inc.	8.625%	2/15/19	BB	1,931,250

2,075		Dish DBS Corporation	5.125%	5/01/20	BB–	1,945,313

2,750		Lee Enterprises Inc., 144A, (4)	9.500%	3/15/22	B2	2,509,375

2,600		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	2,587,000

1,700		Midcontinent Communications Finance Company, 144A	6.875%	8/15/23	B	1,693,625

2,500		Radio One Inc., 144A	9.250%	2/15/20	CCC	2,137,500

2,500		SiTV Inc., 144A	10.375%	7/01/19	B–	1,900,000

180		Tribune Media Company, 144A, (4)	5.875%	7/15/22	BB–	174,600

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,366,336
		Total Media				24,260,374

		Metals & Mining – 5.5%

2,000		AK Steel Corporation, (4)	7.625%	10/01/21	CCC+	1,075,000

2,300		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,963,625

2,000		ArcelorMittal, (4)	6.125%	6/01/25	BB+	1,620,000

3,640		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	3,348,800

2,000		Cliffs Natural Resources Inc.	4.200%	1/15/18	B	1,050,000

1,508		Coeur d’Alene Mines Corporation, Convertible Bond, (4)	7.875%	2/01/21	B	904,800

2,000	EUR	Constellium N.V, 144A	4.625%	5/15/21	B1	1,877,242

1,975		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	1,718,250

2,349		First Quantum Minerals Limited, 144A, (4)	6.750%	2/15/20	BB–	1,573,830

1,135		Hudbay Minerals, Inc.	9.500%	10/01/20	B–	906,581

86	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Metals & Mining (continued)

$2,450		Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	$2,370,375

3,504		Northland Resources AB, 144A, Reg S	15.000%	7/15/19	N/R	35,044

1,583		Northland Resources AB, 144A, Reg S, (9)	4.000%	10/15/20	N/R	3,166

2,000		Novellis Inc.	8.750%	12/15/20	B	1,925,400

2,500		Tempel Steel Company, 144A	12.000%	8/15/16	CCC+	2,268,750

2,950		Tupy S/A, 144A	6.625%	7/17/24	BB	2,596,000

2,500		Westmoreland Coal Co, 144A, (4)	8.750%	1/01/22	B	2,043,750
		Total Metals & Mining				27,280,613

		Multiline Retail – 0.8%

1,000		Bon-Ton Department Stores Inc.	8.000%	6/15/21	B–	590,000

3,350		J.C. Penney Company Inc.	8.125%	10/01/19	B–	3,350,000
		Total Multiline Retail				3,940,000

		Oil, Gas & Consumable Fuels – 12.3%

3,000		American Eagle Energy Corporation, 144A, (9)	11.000%	9/01/19	N/R	600,000

2,500		Armstrong Energy Inc.	11.750%	12/15/19	B–	1,512,500

1,900	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	1,124,766

2,000		Atlas Energy Holdings Operating Company	9.250%	8/15/21	CCC+	840,000

2,600	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	1,675,534

2,250		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B3	1,755,000

2,860		Calumet Specialty Products	7.625%	1/15/22	B+	2,659,800

1,250		Carrizo Oil and Gas Inc.	6.250%	4/15/23	B	1,088,375

2,000		CGG SA	6.875%	1/15/22	B–	1,110,000

1,572		Chaparral Energy Inc., (4)	9.875%	10/01/20	CCC+	495,180

3,250		Chesapeake Energy Corporation	6.875%	11/15/20	BB–	2,388,750

1,235		Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	8.500%	12/15/19	BB–	765,700

2,680		Crestwood Midstream Partners LP, (4)	6.125%	3/01/22	BB	2,320,076

1,800		EnQuest PLC, 144A	7.000%	4/15/22	B–	1,116,000

2,885		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	1,961,800

1,300		Genesis Energy LP, (4)	5.750%	2/15/21	B+	1,183,000

2,800		Gibson Energy, 144A	6.750%	7/15/21	BB	2,691,500

3,000		Global Partners LP/GLP Finance, 144A	7.000%	6/15/23	B+	2,797,500

3,000		Golden Close Maritime Corporation Limited, 144A, Reg S	9.000%	10/24/19	N/R	2,190,000

1,000		Halcon Resources Corporation.	9.750%	7/15/20	Caa3	340,000

2,656		Iona Energy Company UK, Reg S	9.500%	9/27/18	N/R	750,391

2,648		Key Energy Services Inc.	6.750%	3/01/21	CCC+	913,560

2,000		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,850,000

2,765		MEG Energy Corportation, 144A	6.375%	1/30/23	BB–	2,163,613

1,950		Memorial Production Partners LP Finance Corporation	7.625%	5/01/21	B–	1,316,250

Nuveen Investments	87

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Oil, Gas & Consumable Fuels (continued)

$2,921		Metro Exploration Holding Inc., (9)	11.500%	2/14/16	N/R	$175,266

1,500		Niska Gas Storage Canada ULC Finance Corporation, (4)	6.500%	4/01/19	CCC+	1,320,000

875		Northern Oil and Gas Inc., (4)	8.000%	6/01/20	B–	650,781

2,225		Oasis Petroleum Inc., (4)	6.875%	3/15/22	B+	1,762,868

1,250	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	BB–	880,620

1,000		Peabody Energy Corporation, 144A	10.000%	3/15/22	BB–	376,250

2,500		Peabody Energy Corporation	6.500%	9/15/20	B–	518,750

3,350		Penn Virginia Corporation	8.500%	5/01/20	CCC	866,813

2,500		Pertamina Persero PT, 144A	6.500%	5/27/41	Baa3	2,193,370

525		Rex Energy Corporation	8.875%	12/01/20	CCC+	273,000

50		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	44,000

2,374		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	2,201,885

2,352		Sabine Pass LNG LP	7.500%	11/30/16	BB+	2,404,920

1,000		Sanjel Corporation, 144A, Reg S	7.500%	6/19/19	N/R	450,000

1,500		Seven Generations Energy Limited, 144A, (4)	6.750%	5/01/23	B2	1,290,000

13,000	NOK	Ship Finance International Limited, Reg S	5.300%	3/19/19	N/R	1,404,877

1,600		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,536,000

2,030		Talos Production LLC, 144A	9.750%	2/15/18	B–	1,380,400

1,900		Transocean Inc., (4)	6.375%	12/15/21	BB+	1,417,248

1,000		Vanguard Natural Resources Finance, (4)	7.875%	4/01/20	B	607,500

2,175		WPX Energy Inc., (4)	7.500%	8/01/20	Ba1	1,990,125
		Total Oil, Gas & Consumable Fuels				61,353,968

		Paper & Forest Products – 1.9%

1,900		Mercer International Inc.	7.750%	12/01/22	B+	1,919,000

4,550		Millar Western Forest Products Ltd	8.500%	4/01/21	B–	3,321,500

2,675		Resolute Forest Products, (4)	5.875%	5/15/23	BB–	1,992,875

1,900		Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,425,000

3,950		Verso Paper Holdings LLC, (4)	11.750%	1/15/19	B–	888,750
		Total Paper & Forest Products				9,547,125

		Personal Products – 0.1%

500		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	525,000

		Pharmaceuticals – 0.6%

2,900		VP Escrow Corporation, 144A	6.375%	10/15/20	B1	2,883,688

		Professional Services – 0.5%

2,625		CEB Inc., 144A	5.625%	6/15/23	BB–	2,618,438

		Real Estate Investment Trust – 0.4%

2,500		Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	2,137,500

88	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Real Estate Management & Development – 1.2%

$3,000		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	$2,820,000

1,000		Kaisa Group Holdings Limited, 144A, (9)	8.875%	3/19/18	N/R	480,000

2,890		Mattamy Group Corporation, 144A, (4)	6.500%	11/15/20	BB	2,803,300
		Total Real Estate Management & Development				6,103,300

		Road & Rail – 0.3%

2,231		JCH Parent Inc., 144A	10.500%	3/15/19	CCC–	1,561,930

		Semiconductors & SemiconductorEquipment – 0.3%

2,200		Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,364,000

		Software – 0.9%

2,000		BCP Singapore VI Cayman Financing Company Limited, 144A	8.000%	4/15/21	BB–	1,874,000

1,000		Boxer Parent Company Inc./BMC Software, 144A, (4)	9.000%	10/15/19	CCC+	710,000

1,725		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,619,344

180		SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	183,150
		Total Software				4,386,494

		Trading Companies & Distributors – 0.5%

2,000		Avation Capital SA, 144A	7.500%	5/27/20	B+	1,930,000

750		Beacon Roofing Supply Inc., 144A, (WI/DD)	6.375%	10/01/23	B+	751,875
		Total Trading Companies & Distributors				2,681,875

		Transportation Infrastructure – 0.6%

3,000		Navigator Holdings Limited, 144A, Reg S	9.000%	12/18/17	N/R	3,098,454

		Utilities – 0.0%

121		Midwest Generation LLC	8.560%	1/02/16	N/R	120,959

		Wireless Telecommunication Services – 3.0%

15,500	SEK	AINMT Scandinavia Holdings AB, Reg S	9.750%	3/19/19	N/R	1,925,936

1,900		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	1,771,749

2,255		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,345,199

1,800		Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	1,624,499

4,015		Sprint Corporation	7.250%	9/15/21	B+	3,287,280

2,000		T-Mobile USA Inc., (4)	6.250%	4/01/21	BB	1,992,999

2,000		Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B	1,974,999
		Total Wireless Telecommunication Services				14,922,661
		Total Corporate Bonds (cost $457,062,911)				384,861,822

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CONVERTIBLE BONDS – 0.4%

		Oil, Gas & Consumable Fuels – 0.4%

$1,465		Alpha Natural Resouces Inc., (9)	4.875%	12/15/20	D	$51,275

2,300		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	1,840,000
3,765		Total Oil, Gas & Consumable Fuels				1,891,275
$3,765		Total Convertible Bonds (cost $3,310,793)				1,891,275

Nuveen Investments	89

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)/ Shares (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.2%

		Banks – 2.8%

3,000	EUR	Barclays PLC	8.000%	N/A (11)	BB+	$3,540,780

2,638		Lloyd’s Banking Group PLC, (4)	7.500%	N/A (11)	BB+	2,693,134

3,700		Societe Generale, 144A	1.033%	N/A (11)	BB+	3,404,000

2,000		Societe Generale, 144A, (4)	7.875%	N/A (11)	BB+	1,952,500

3		U.S. Bancorp.	3.500%	N/A (11)	A3	2,325,000
		Total Banks				13,915,414

		Capital Markets – 0.4%

2,840		Goldman Sachs Capital II	4.000%	N/A (11)	Ba1	2,051,900

		Diversified Financial Services – 0.3%

2,000		Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (11)	Ba3	1,740,000

		Food Products – 0.3%

1,500		Land O’ Lakes Incorporated, 144A	8.000%	N/A (11)	BB	1,533,750

		Industrial Conglomerates – 0.0%

2,000		OAS Financial Limited, 144A	0.000%	N/A (11)	N/R	170,000

		Insurance – 0.4%

2,000		Glen Meadows Pass-Through Trust, 144A, (4)	6.505%	2/12/67	BBB–	1,729,134

		Oil, Gas & Consumable Fuels – 0.0%

100	EUR	Repsol International Finance BV, Reg S	3.875%	N/A (11)	Ba1	96,728
		Total $1,000 Par (or similar) Institutional Preferred (cost $23,140,289)				21,236,926

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		ASSET-BACKED SECURITIES – 0.0%

		Financials – 0.0%

$1		Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1998-1	6.040%	11/01/29	AA	$1,172
$1		Total Asset-Backed Securities (cost $1,150)				1,172

Shares		Description (1), (5)				Value

		INVESTMENT COMPANIES – 2.3%

36,500		Adams Natural Resources Fund Inc.				$662,840

144,000		Blackrock Credit Allocation Income Trust IV				1,752,480

32,000		BlackRock MuniHoldings Insured Fund Inc.				413,120

166,500		First Trust Strategic High Income Fund II				1,914,750

37,500		Gabelli Global Gold Natural Resources and Income Trust				187,125

152,500		Invesco Dynamic Credit Opportunities Fund				1,611,925

188,500		Pimco Income Strategy Fund				1,824,680

90	Nuveen Investments

Shares	Description (1), (5)		Value

	INVESTMENT COMPANIES (continued)

132,500	Pioneer Floating Rate Trust		$1,499,900

115,309	Western Asset Emerging Markets Income Fund		1,102,354

39,351	WhiteHorse Finance Incorporated, (4)		458,046
	Total Investment Companies (cost $13,419,487)		11,427,220

Shares	Description (1)		Value

	WARRANTS – 0.0%

	Energy – 0.0%

336,891	Iona Energy Inc., (3)		$2,701

6,706	FairPoint Communications Inc.		134
	Total Warrants (cost $—)		2,835
	Total Long-Term Investments (cost $566,294,849)		480,665,123

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 14.6%

	Money Market Funds – 14.6%

72,971,275	Mount Vernon Securities Lending Trust Prime Portfolio, (13)	2.370% (12)	$72,971,275
	Total Investments Purchased with Collateral from Securities Lending (cost $72,971,275)		72,971,275

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

5,106,616	First American Treasury Obligations Fund, Class Z	0.000% (12)	$5,106,616
	Total Short-Term Investments (cost $5,106,616)		5,106,616
	Total Investments (cost $644,372,740) – 111.7%		558,743,014
	Other Assets Less Liabilities – (11.7)% (14)		(58,432,409)
	Net Assets – 100%		$500,310,605

Investments in Derivatives as of September 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Pound Sterling	2,290,000	U.S. Dollar	3,476,754	11/23/15	$13,526
Citigroup	Euro	13,561,900	U.S. Dollar	15,307,452	11/20/15	141,163
Citigroup	U.S. Dollar	1,736,082	Euro	1,550,000	11/20/15	(2,716)
Citigroup	U.S. Dollar	1,731,614	Euro	1,550,000	11/20/15	1,753
Goldman Sachs	Canadian Dollar	16,489,000	U.S. Dollar	12,471,306	10/30/15	117,312
Goldman Sachs	Norwegian Krone	37,876,000	U.S. Dollar	4,626,104	11/20/15	180,747
Goldman Sachs	Swedish Krona	15,525,000	U.S. Dollar	1,879,785	11/20/15	22,724
Goldman Sachs	U.S. Dollar	763,851	Canadian Dollar	1,024,000	10/30/15	3,357
Goldman Sachs	U.S. Dollar	700,821	Canadian Dollar	940,000	10/30/15	3,453
Goldman Sachs	U.S. Dollar	794,786	Norwegian Krone	6,760,000	11/20/15	(1,391)
						$479,928

Nuveen Investments	91

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Investments in Derivatives as of September 30, 2015 (continued)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Bank of America*	$37,000,000	Receive	3-Month USD- LIBOR-ICE	1.573%	Semi- Annually	10/10/18	$(838,438)	$40,738	$(838,781)
JPMorgan*	19,000,000	Receive	3-Month USD- LIBOR-ICE	2.354	Semi- Annually	5/21/25	(785,964)	98,574	(785,963)
	$56,000,000						$(1,624,402)	$139,312	$(1,624,744)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ Payable	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Long	362	12/15	$46,601,844	$(28,281)	$407,625

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$1,714,290	$21,100	$63,795		$1,799,185
Exchange-Traded Funds	2,122,260	—	—		2,122,260
Convertible Preferred Securities	4,254,910	—	—		4,254,910
Variable Rate Senior Loan Interests	—	26,024,069	—		26,024,069
$25 Par (or similar) Retail Preferred	24,776,199	2,267,250	—		27,043,449
Corporate Bonds	—	384,861,822	—	**	384,861,822
Convertible Bonds	—	1,891,275	—		1,891,275
$1,000 Par (or similar) Institutional Preferred	—	21,236,926	—		21,236,926
Asset-Backed Securities	—	1,172	—		1,172
Investment Companies	11,427,220	—	—		11,427,220
Warrants	—	134	2,701		2,835
Investments Purchased with Collateral from Securities Lending	72,971,275	—	—		72,971,275
Short-Term Investments:
Money Market Funds	5,106,616	—	—		5,106,616
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	479,928	—		479,928
Interest Rate Swaps*	—	(1,624,744)	—		(1,624,744)
Futures Contracts*	(28,281)	—	—		(28,281)
Total	$122,344,489	$435,158,932	$66,496		$557,569,917
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

92	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $645,307,811.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$3,201,946
Depreciation	(89,766,743)
Net unrealized appreciation (depreciation) of investments	$(86,564,797)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $68,831,280.

(5)	A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	Perpetual security. Maturity date is not applicable.

(12)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(15)	For fair value measurement disclosure purposes, investment classified as Level 2.

ETF	Exchange-Traded Fund

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	93

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015